UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21475

Tamarack Funds Trust
(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402-1240
(Address of principal executive offices) (Zip code)

Lee Greenhalgh
M.S. P18
60 South Sixth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(612) 313-1341

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Large Cap Growth Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 98.48%
Consumer Discretionary – 9.77%
82,570	Johnson Controls, Inc.	$2,975,823
31,470	Kohl's Corp. *	1,441,326
34,140	McGraw-Hill Cos., Inc. (The)	1,495,673
48,850	Omnicom Group, Inc.	2,321,840
67,510	Starbucks Corp. *	1,381,930
28,870	Target Corp.	1,443,500

		11,060,092
Consumer Staples – 8.06%
55,800	PepsiCo, Inc.	4,235,220
66,660	Procter & Gamble Co.	4,894,177

		9,129,397
Energy – 9.03%
40,920	Apache Corp.	4,400,537
25,930	EOG Resources, Inc.	2,314,253
47,550	Smith International, Inc.	3,511,568

		10,226,358
Financials – 10.65%
44,340	American Express Co.	2,306,567
6,640	CME Group, Inc.	4,555,040
13,910	Franklin Resources, Inc.	1,591,721
44,430	State Street Corp.	3,607,716

		12,061,044
Health Care – 18.30%
31,090	Abbott Laboratories	1,745,703
27,600	Allergan, Inc.	1,773,024
47,660	Express Scripts, Inc. *	3,479,180
41,430	Genzyme Corp. *	3,084,049
38,090	Medtronic, Inc.	1,914,784
45,780	Stryker Corp.	3,420,682
61,580	Thermo Fisher Scientific, Inc. *	3,551,934
19,980	WellPoint, Inc. *	1,752,845

		20,722,201
Industrials – 16.45%
52,000	Danaher Corp.	4,562,480
111,540	General Electric Co.	4,134,788
61,300	Illinois Tool Works, Inc.	3,282,002
19,290	Precision Castparts Corp.	2,675,523
51,950	United Technologies Corp.	3,976,253

		18,631,046
Information Technology – 23.30%
85,900	Adobe Systems, Inc. *	3,670,507
13,360	Apple, Inc. *	2,646,349
43,820	Autodesk, Inc. *	2,180,483
159,580	Cisco Systems, Inc. *	4,319,831
68,660	eBay, Inc. *	2,278,825
4,100	Google, Inc., Class A *	2,835,068
77,880	Jabil Circuit, Inc.	1,189,228
65,400	Microsoft Corp.	2,328,240
23,400	NAVTEQ Corp. *	1,769,040
87,290	Paychex, Inc.	3,161,644

		26,379,215
Materials – 2.92%
64,550	Ecolab, Inc.	3,305,606

Total Common Stocks		111,514,959
(Cost $90,029,398)

Investment Company – 0.41%
460,025	Wells Fargo Prime Investment Money Market Fund	460,025

Total Investment Company		460,025
(Cost $460,025)

Principal Amount
Repurchase Agreement – 0.44%
$500,000	Deutsche Bank Securities dated 12/31/07; due 01/2/08 at 4.75% with maturity value of $500,132, (fully collateralized by	500,000
	Freddie Mac with maturity dates ranging from 11/1/36 to 12/1/36 at rates from 5.00% to 6.50%)

Total Repurchase Agreement		500,000
(Cost $500,000)

Total Investments		112,474,984
(Cost $90,989,423) (a) – 99.33%

Other assets in excess of liabilities – 0.67%		763,447

NET ASSETS – 100.00%		$113,238,431

* Non-income producing security.

(a)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 97.54%
Consumer Discretionary – 15.69%
63,000	Aeropostale, Inc. *	$1,669,500
90,000	Dick’s Sporting Goods, Inc. *	2,498,400
218,000	LKQ Corp. *	4,582,360
73,800	O’Reilly Automotive, Inc. *	2,393,334
71,000	PetSmart, Inc.	1,670,630
74,000	Sonic Corp. *	1,620,600
38,310	Tractor Supply Co. *	1,376,861
68,000	Zumiez, Inc. *	1,656,480

		17,468,165
Consumer Staples – 4.87%
56,000	Chattem, Inc. *	4,230,240
27,000	Hansen Natural Corp. *	1,195,830

		5,426,070
Energy – 6.37%
11,000	Core Laboratories NV *	1,371,920
38,000	Grant Prideco, Inc. *	2,109,380
49,000	Smith International, Inc.	3,618,650

		7,099,950
Financials – 1.34%
61,510	East West Bancorp, Inc.	1,490,387

Health Care – 19.57%
46,000	Arthrocare Corp. *	2,210,300
25,000	Charles River Laboratories International, Inc. *	1,645,000
35,000	Express Scripts, Inc. *	2,555,000
38,000	Henry Schein, Inc. *	2,333,200
55,000	Pharmaceutical Product Development, Inc.	2,220,350
39,000	Quest Diagnostics, Inc.	2,063,100
40,000	ResMed, Inc. *	2,101,200
65,000	Varian Medical Systems, Inc. *	3,390,400
74,000	VCA Antech, Inc. *	3,273,020

		21,791,570
Industrials – 26.23%
53,000	Actuant Corp., Class A	1,802,530
52,000	Barnes Group, Inc.	1,736,280
40,000	ChoicePoint, Inc. *	1,456,800
15,000	Corporate Executive Board Co.	901,500
54,000	Donaldson Co., Inc.	2,504,520
66,480	Expeditors International Washington, Inc.	2,970,327
52,920	Fastenal Co.	2,139,026
40,000	Graco, Inc.	1,490,400
23,000	Huron Consulting Group, Inc. *	1,854,490
28,000	IHS, Inc., Class A *	1,695,680
109,500	Knight Transportation, Inc.	1,621,695
76,000	Roper Industries, Inc.	4,753,040
72,000	Stericycle, Inc. *	4,276,800

		29,203,088
Information Technology – 20.91%
54,000	Amdocs Ltd. *	1,861,380
107,220	Ansys, Inc. *	4,445,341
43,000	Cognos, Inc. *	2,475,510
43,000	Dolby Laboratories, Inc., Class A *	2,137,960
22,000	DST Systems, Inc. *	1,816,100
54,000	FactSet Research Systems, Inc.	3,007,800
95,000	Jabil Circuit, Inc.	1,450,650
62,000	Microchip Technology, Inc.	1,948,040
23,000	NAVTEQ Corp. *	1,738,800
56,000	VistaPrint Ltd. *	2,399,600

		23,281,181
Materials – 2.56%
69,000	Albemarle Corp.	2,846,250

Total Common Stocks		108,606,661
(Cost $85,875,927)

Investment Company – 0.32%
353,720	Wells Fargo Prime Investment Money Market Fund, 4.79%, 1/2/08	353,720

Total Investment Company		353,720
(Cost $353,720)

Principal Amount
Repurchase Agreement – 2.15%
$2,400,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $2,400,633 (fully collateralized by Freddie Mac with maturity dates ranging from 11/1/36 to 12/1/36 at rates from 5.00% to 6.50%)	2,400,000

Total Repurchase Agreement		2,400,000
(Cost $2,400,000)

Total Investments		111,360,381
(Cost $88,629,647) (a) – 100.01%

Liabilities in excess of other assets – (0.01)%		(12,288)

NET ASSETS – 100.00%		$111,348,093

*  Non-income producing security.

(a)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack SMID Cap Growth Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 98.95%
Consumer Discretionary – 12.09%
7,800	Dick’s Sporting Goods, Inc. *	$216,528
17,200	LKQ Corp. *	361,544
6,600	O’Reilly Automotive, Inc. *	214,038
5,400	PetSmart, Inc.	127,062
3,200	Tractor Supply Co. *	115,008
7,000	Zumiez, Inc. *	170,520

		1,204,700
Consumer Staples – 4.74%
4,200	Chattem, Inc. *	317,268
3,500	Hansen Natural Corp. *	155,015

		472,283
Energy – 7.03%
4,450	Berry Petroleum Co., Class A	197,803
1,100	Core Laboratories NV *	137,192
1,800	Grant Prideco, Inc. *	99,918
3,600	Smith International, Inc.	265,860

		700,773
Financials – 6.81%
4,100	East West Bancorp, Inc.	99,343
7,200	HCC Insurance Holdings, Inc.	206,496
4,750	Investment Technology Group, Inc. *	226,053
4,500	Raymond James Financial, Inc.	146,970

		678,862
Health Care – 25.72%
12,700	Allscripts Healthcare Solutions, Inc. *	246,634
4,300	Arthrocare Corp. *	206,615
3,200	Charles River Laboratories International, Inc. *	210,560
5,400	Express Scripts, Inc. *	394,200
9,100	Healthextras, Inc. *	237,328
4,300	Henry Schein, Inc. *	264,020
4,000	MWI Veterinary Supply, Inc. *	160,000
4,900	Pharmaceutical Product Development, Inc.	197,813
5,300	ResMed, Inc. *	278,409
5,400	VCA Antech, Inc. *	238,842
3,200	West Pharmaceutical Services, Inc.	129,888

		2,564,309
Industrials – 18.44%
4,800	Actuant Corp., Class A	163,248
2,600	Donaldson Co., Inc.	120,588
2,950	DRS Technologies, Inc.	160,096
6,100	Expeditors International Washington, Inc.	272,548
2,400	Fastenal Co.	97,008
2,900	Huron Consulting Group, Inc. *	233,827
2,600	IHS, Inc., Class A *	157,456
4,900	Roper Industries, Inc.	306,446
5,500	Stericycle, Inc. *	326,700

		1,837,917
Information Technology – 21.39%
9,400	Ansys, Inc. *	389,724
5,850	Cymer, Inc. *	227,740
6,100	Dolby Laboratories, Inc., Class A *	303,292
3,900	DST Systems, Inc. *	321,945
4,900	FactSet Research Systems, Inc.	272,930
8,300	Jabil Circuit, Inc.	126,741
7,900	Perficient, Inc. *	124,346
4,600	VistaPrint Ltd. *	197,110
4,850	Zebra Technologies Corp., Class A *	168,295

		2,132,123
Materials – 2.73%
6,600	Albemarle Corp.	272,250

Total Common Stocks		9,863,217
(Cost $8,390,126)

Investment Company – 1.17%
116,622	Wells Fargo Prime Investment Money Market Fund	116,622

Total Investment Company		116,622
(Cost $116,622)

Total Investments		9,979,839
(Cost $8,506,748) (a) – 100.12%

Liabilities in excess of other assets – (0.12)%		(11,506)

NET ASSETS – 100.00%		$9,968,333

*  Non-income producing security.

(a)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 96.82%
Consumer Discretionary – 17.65%
243,200	Benihana, Inc., Class A *	$3,100,800
197,250	Cache, Inc. *	1,842,315
63,400	Carmike Cinemas, Inc.	460,284
688,000	Casual Male Retail Group, Inc. *	3,563,840
230,800	Dixie Group, Inc. *	1,906,408
274,900	McCormick & Schmick's Seafood Restaurants, Inc. *	3,279,557
488,191	Movado Group, Inc.	12,346,350
602,900	Regent Communications, Inc. *	928,466
483,100	Steinway Musical Instruments	13,319,067
275,000	Tefron, Ltd. *	1,358,500
279,100	Universal Electronics, Inc. *	9,333,104

		51,438,691
Consumer Staples – 0.24%
500,000	Nutracea *	700,000

Energy – 3.06%
79,300	Goodrich Petroleum Corp. *	1,793,766
79,000	Gulf Island Fabrication, Inc.	2,505,090
32,000	OYO Geospace Corp. *	2,411,520
141,800	Tetra Technologies, Inc. *	2,207,826

		8,918,202

Financials – 10.32%
296,300	Asta Funding, Inc.	7,834,172
88,100	Boston Private Financial Holdings, Inc.	2,385,748
76,009	Capital Corp. of The West	1,476,855
81,259	CoBiz Financial, Inc.	1,208,321
137,157	Dearborn Bancorp, Inc. *	1,045,136
133,800	Firstcity Financial Corp. *	1,087,794
104,096	Hanmi Financial Corp.	897,308
122,045	Harrington West Financial Group, Inc.	1,373,006
71,391	Mercantile Bank Corp.	1,106,561
113,289	Metrocorp Bancshares, Inc.	1,472,757
120,700	National Interstate Corp.	3,995,170
56,427	Northrim Bancorp, Inc.	1,203,024
188,666	Sanders Morris Harris Group, Inc.	1,933,826
239,900	SWS Group, Inc.	3,039,533

		30,059,211
Health Care – 10.92%
392,832	HMS Holdings Corp. *	13,045,951
120,000	Kensey Nash Corp. *	3,590,400
237,100	Meridian Bioscience, Inc.	7,131,968
122,100	Omrix Biopharmaceuticals, Inc. *	4,241,754
250,275	Penwest Pharmaceuticals Co. *	1,464,109
98,624	Young Innovations, Inc.	2,358,100

		31,832,282
Industrials – 20.99%
60,200	ABM Industries, Inc.	1,227,478
278,235	Allied Defense Group, Inc. (The) *	1,605,416
190,400	AZZ, Inc. *	5,397,840
490,000	C&D Technologies, Inc. *	3,238,900
48,600	CDI Corp.	1,179,036
326,725	Columbus McKinnon Corp./NY *	10,657,769
210,200	Ennis, Inc.	3,783,600
239,800	Gehl Co. *	3,846,392
445,900	LaBarge, Inc. *	6,412,042
54,837	LSI Industries, Inc.	998,033
186,000	Mac-Gray Corp. *	2,094,360
172,200	Old Dominion Freight Line, Inc. *	3,979,542
200,000	PGT, Inc. *	952,000
105,010	Quixote Corp.	1,994,140
370,589	Rush Enterprises, Inc., Class A *	6,737,308
140,800	Saia, Inc. *	1,872,640
106,789	Standard Parking Corp. *	5,178,199

		61,154,695
Information Technology – 21.92%
218,700	Comtech Telecommunications Corp. *	11,811,987
100,000	Divx, Inc. *	1,400,000
498,749	Edgewater Technology, Inc. *	3,640,868
375,200	EMS Technologies, Inc. *	11,346,048
556,300	Hypercom Corp. *	2,770,374
145,900	Landauer, Inc.	7,564,915
300,000	Lionbridge Technologies *	1,065,000
735,600	NIC, Inc.	6,208,464
306,490	NU Horizons Electronics Corp. *	2,130,105
400,000	Sonic Solutions, Inc. *	4,156,000
465,400	Spectrum Control, Inc. *	7,167,160
356,800	Tyler Technologies, Inc. *	4,599,152

		63,860,073
Materials – 9.27%
1,124,600	Birch Mountain Resources Ltd. *	798,466
658,000	Intertape Polymer Group, Inc. *	2,066,120
120,000	Koppers Holdings, Inc.	5,188,800
246,300	NN, Inc.	2,320,146
504,500	Omnova Solutions, Inc. *	2,224,845
212,250	Penford Corp.	5,431,478
198,088	Universal Stainless & Alloy *	7,045,990
578,300	US Concrete, Inc. *	1,925,739

		27,001,584
Utilities – 2.45%
135,400	Central Vermont Public Service Corp.	4,175,736
104,800	Unitil Corp.	2,976,320

		7,152,056

Total Common Stocks		282,116,794
(Cost $234,313,539)

Investment Company – 0.17%
503,199	Wells Fargo Prime Investment Money Market Fund, 4.79%, 1/2/08	503,199

Total Investment Company		503,199
(Cost $503,199)

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Repurchase Agreement – 4.01%
$11,700,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $11,703,087 (fully collateralized by	$11,700,000
	Freddie Mac with maturity dates ranging from 11/1/36 to 12/1/36 at rates from 5.00% to 6.50%)

Total Repurchase Agreement		11,700,000
(Cost $11,700,000)

Total Investments		294,319,993
(Cost $246,516,738) (a) – 101.00%

Liabilities in excess of other assets – (1.00)%		(2,927,078)

NET ASSETS – 100.00%		$291,392,915

*  Non-income producing security.

(a)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 99.25%
Consumer Discretionary – 14.32%
125,300	Casual Male Retail Group, Inc. *	$649,054
25,300	Dress Barn, Inc. (The) *	316,503
31,300	Jo-Ann Stores, Inc. *	409,404
28,100	McCormick & Schmick's Seafood Restaurants, Inc. *	335,233
35,650	Men's Wearhouse, Inc.	961,837
74,500	Movado Group, Inc.	1,884,105
24,425	Pool Corp.	484,348
82,200	Steinway Musical Instruments	2,266,254
43,500	Steven Madden Ltd. *	870,000

		8,176,738
Consumer Staples – 4.44%
29,900	Alberto-Culver Co.	733,746
11,200	BJ's Wholesale Club, Inc. *	378,896
32,900	Nash Finch Co.	1,160,712
28,900	Sally Beauty Holdings, Inc. *	261,545

		2,534,899
Energy – 3.27%
26,500	Basic Energy Services, Inc. *	581,675
12,700	CARBO Ceramics, Inc.	472,440
13,800	Tesco Corp. *	395,646
14,400	World Fuel Services Corp.	418,032

		1,867,793
Financials – 13.63%
39,600	Amerisafe, Inc. *	614,196
18,161	Argo Group International Holdings Ltd. *	765,123
35,600	Asta Funding, Inc.	941,264
8,800	Cadence Financial Corp.	128,392
35,608	Cash America International, Inc.	1,150,138
30,325	Delphi Financial Group, Inc., Class A	1,069,866
3,100	GB&T Bancshares, Inc.	29,016
36,600	KKR Financial Holdings LLC.	514,230
16,000	ProAssurance Corp. *	878,720
16,300	SWS Group, Inc.	206,521
30,300	Thomas Weisel Partners Group, Inc. *	416,019
9,972	Trico Bancshares	192,460
61,900	UCBH Holdings, Inc.	876,504

		7,782,449
Health Care – 12.35%
83,700	Angiotech Pharmaceuticals, Inc. *	291,276
36,100	Invacare Corp.	909,720
27,900	Inverness Medical Innovations, Inc. *	1,567,422
20,000	Omrix Biopharmaceuticals, Inc. *	694,800
71,175	PSS World Medical, Inc. *	1,392,895
17,500	Respironics, Inc. *	1,145,900
25,900	West Pharmaceutical Services, Inc.	1,051,281

		7,053,294
Industrials – 26.21%
29,900	AZZ, Inc. *	847,665
92,600	C&D Technologies, Inc. *	612,086
43,600	Carlisle Companies, Inc.	1,614,508
54,600	Columbus McKinnon Corp./NY *	1,781,052
15,000	Forward Air Corp.	467,550
14,800	Franklin Electric Co., Inc.	566,396
57,300	Gardner Denver, Inc. *	1,890,900
39,900	Gehl Co. *	639,996
42,100	Insteel Industries, Inc.	493,833
140,600	Interface, Inc., Class A	2,294,592
20,300	Interline Brands, Inc. *	444,773
35,200	Manitowoc Co., Inc. (The)	1,718,816
9,500	NCI Building Systems, Inc. *	273,505
24,500	Sun Hydraulics Corp.	618,135
20,400	Wabtec Corp.	702,576

		14,966,383
Information Technology – 14.15%
58,900	Aspen Technology, Inc. *	955,358
17,650	Benchmark Electronics, Inc. *	312,934
32,800	Comtech Telecommunications Corp. *	1,771,528
26,500	Daktronics, Inc.	598,105
25,700	EMS Technologies, Inc. *	777,168
102,700	Skyworks Solutions, Inc. *	872,950
78,800	Sonic Solutions, Inc. *	818,732
67,800	Spectrum Control, Inc. *	1,044,120
58,900	Xyratex Ltd. *	930,620

		8,081,515
Materials – 7.06%
96,100	Birch Mountain Resources Ltd. *	68,231
25,000	HB Fuller Co.	561,250
60,300	Hercules, Inc.	1,166,805
59,900	Intertape Polymer Group, Inc. *	188,086
12,800	Koppers Holdings, Inc.	553,472
26,400	Rock-Tenn Co., Class A	670,824
23,200	Universal Stainless & Alloy *	825,224

		4,033,892
Telecommunication Services – 2.01%
77,200	Premiere Global Services, Inc. *	1,146,420

Utilities – 1.81%
16,100	Energen Corp.	1,034,103

Total Common Stocks		56,677,486
(Cost $43,946,471)

Investment Company – 0.54%
305,671	Wells Fargo Prime Investment Money Market Fund	305,671

Total Investment Company		305,671
(Cost $305,671)

Principal Amount
Repurchase Agreement – 0.70%
$400,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $400,106 (fully collateralized by	400,000
	Freddie Mac with maturity dates ranging from 11/1/36 to 12/1/36 at rates from 5.00% to 6.50%)

Total Repurchase Agreement		400,000
(Cost $400,000)

Total Investments		57,383,157
(Cost $44,652,142) (a) – 100.49%

Liabilities in excess of other assets – (0.49)%		(282,180)

NET ASSETS – 100.00%		$57,100,977

*  Non-income producing security.

(a)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 98.76%
Consumer Discretionary – 7.28%
41,240	Carnival Corp.	$1,834,768
138,460	Gap, Inc. (The)	2,946,429
71,130	Johnson Controls, Inc.	2,563,525
77,840	Macy's, Inc.	2,013,721
74,430	McDonald's Corp.	4,384,671
80,650	Time Warner, Inc.	1,331,532
92,410	TJX Cos., Inc.	2,654,939

		17,729,585
Consumer Staples – 8.82%
112,440	Coca-Cola Co. (The)	6,900,443
64,450	CVS Caremark Corp.	2,561,887
144,810	Kraft Foods, Inc., Class A	4,725,150
46,720	Molson Coors Brewing Co., Class B	2,411,686
66,490	Procter & Gamble Co.	4,881,696

		21,480,862
Energy – 15.48%
71,600	Anadarko Petroleum Corp.	4,703,404
61,640	Apache Corp.	6,628,766
15,900	Baker Hughes, Inc.	1,289,490
46,240	Chevron Corp.	4,315,579
56,440	ConocoPhillips	4,983,652
134,460	Exxon Mobil Corp.	12,597,557
39,950	Noble Energy, Inc.	3,176,824

		37,695,272
Financials – 29.56%
37,660	Aflac, Inc.	2,358,646
78,400	Allstate Corp. (The)	4,094,832
85,560	American International Group, Inc.	4,988,148
150,180	Bank of America Corp.	6,196,427
57,030	BB&T Corp.	1,749,110
130,340	Charles Schwab Corp. (The)	3,330,187
151,146	Citigroup, Inc.	4,449,738
22,570	Goldman Sachs Group, Inc. (The)	4,853,678
19,930	Hartford Financial Services Group, Inc. (The)	1,737,697
144,660	JPMorgan Chase & Co.	6,314,409
59,930	Kimco Realty Corp.	2,181,452
58,590	Lehman Brothers Holdings, Inc.	3,834,130
58,230	Prudential Financial, Inc.	5,417,719
25,810	Public Storage	1,894,712
21,630	SL Green Realty Corp. REIT	2,021,540
84,500	SLM Corp.	1,701,830
263,550	US Bancorp	8,365,077
68,942	Wachovia Corp.	2,621,864
127,460	Wells Fargo & Co.	3,848,017

		71,959,213
Health Care – 7.54%
25,520	Amgen, Inc. *	1,185,149
95,390	Johnson & Johnson	6,362,513
17,750	Medco Health Solutions, Inc. *	1,799,850
75,400	Merck & Co., Inc.	4,381,494
52,640	WellPoint, Inc. *	4,618,107

		18,347,113
Industrials – 10.92%
76,230	Dover Corp.	3,513,441
344,040	General Electric Co.	12,753,563
76,650	Goodrich Corp.	5,412,256
23,220	Lockheed Martin Corp.	2,444,137
28,050	WW Grainger, Inc.	2,454,936

		26,578,333
Information Technology – 2.06%
77,380	Dell, Inc. *	1,896,584
61,670	Hewlett-Packard Co.	3,113,102

		5,009,686
Materials – 5.07%
53,130	Air Products & Chemicals, Inc.	5,240,212
88,480	Celanese Corp., Class A	3,744,474
21,390	E.I. DU Pont de Nemours & Co.	943,085
14,160	Freeport-McMoRan Copper & Gold, Inc.	1,450,550
36,630	Titanium Metals Corp.	968,863

		12,347,184
Telecommunication Services – 6.33%
206,130	AT&T, Inc.	8,566,763
84,480	Sprint Nextel Corp.	1,109,222
131,320	Verizon Communications, Inc.	5,737,371

		15,413,356
Utilities – 5.70%
73,160	Dominion Resources, Inc.	3,471,442
32,360	Edison International	1,727,053
59,600	Exelon Corp.	4,865,744
17,570	FPL Group, Inc.	1,190,895
67,450	Southern Co.	2,613,688

		13,868,822

Total Common Stocks		240,429,426
(Cost $212,076,843)

Investment Company – 0.19%
458,954	Wells Fargo Prime Investment Money Market Fund	458,954

Total Investment Company		458,954
(Cost $458,954)

Principal Amount
Repurchase Agreement – 1.64%
$4,000,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $4,001,056 (fully collateralized by	4,000,000
	Freddie Mac with maturity dates ranging from 11/1/36 to 12/1/36 at rates from 5.00% to 6.50%)

Total Repurchase Agreement		4,000,000
(Cost $4,000,000)

Total Investments		244,888,380
(Cost $216,535,797) (a) – 100.59%

Liabilities in excess of other assets – (0.59)%		(1,435,182)

NET ASSETS – 100.00%		$243,453,198

*  Non-income producing security.

(a)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT – Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

December 31, 2007 (Unaudited)

Shares		Value
Common Stocks – 97.76%
Consumer Discretionary – 17.85%
70,000	Aftermarket Technology Corp. *	$1,908,200
29,800	Ambassadors International, Inc.	434,484
7,300	American Biltrite, Inc. *	36,500
34,500	America’s Car-Mart, Inc. *	432,975
53,000	Arctic Cat, Inc.	632,820
60,000	Asbury Automotive Group, Inc.	903,000
40,000	Ashworth, Inc. *	114,000
65,000	Audiovox Corp., Class A *	806,000
16,000	Avatar Holdings, Inc. *	669,120
90,000	Bakers Footwear Group, Inc. *	207,000
29,000	Bassett Furniture Industries, Inc.	270,860
48,000	Beazer Homes USA, Inc.	356,640
25,000	Benihana, Inc., Class A *	318,750
12,500	Benihana, Inc. *	158,125
22,000	Big Dog Holdings, Inc. *	316,360
69,000	Bluegreen Corp. *	496,110
45,000	Bon-Ton Stores, Inc. (The)	427,050
46,000	Books-A-Million, Inc.	548,320
15,127	Bowl America, Inc., Class A	240,671
43,000	Brookfield Homes Corp.	679,400
29,000	Building Materials Holding Corp.	160,370
23,000	Carmike Cinemas, Inc.	166,980
44,000	Carriage Services, Inc. *	387,200
61,000	Charlotte Russe Holding, Inc. *	985,150
42,010	Chromcraft Revington, Inc. *	205,849
45,000	Cobra Electronics Corp.	215,100
110,000	Comstock Homebuilding Cos., Inc., Class A *	72,600
84,000	Cost Plus, Inc. *	364,560
32,000	CSS Industries, Inc.	1,174,400
42,000	Delta Apparel, Inc.	300,300
25,582	DG FastChannel, Inc. *	655,922
56,000	Dixie Group, Inc. *	462,560
22,000	Dominion Homes, Inc. *	8,162
40,000	Dorman Products, Inc. *	571,600
17,500	Duckwall-ALCO Stores, Inc. *	558,600
84,000	Emmis Communications Corp., Class A *	323,400
41,000	Entercom Communications Corp., Class A	561,290
117,000	Finish Line, Class A	283,140
48,000	Finlay Enterprises, Inc. *	97,440
56,000	Flexsteel Industries	672,000
67,000	Fred’s, Inc., Class A	645,210
48,000	Friedman’s, Inc., Class A *,(a)	0
53,000	Furniture Brands International, Inc.	533,180
36,000	Gaiam, Inc., Class A *	1,068,480
85,000	Golfsmith International Holdings, Inc. *	327,250
59,000	Gottschalks, Inc. *	198,240
24,000	Group 1 Automotive, Inc.	570,000
26,000	Hampshire Group Ltd. *	364,000
106,000	Handleman Co. *	181,260
78,300	Hartmarx Corp. *	267,003
89,000	Hastings Entertainment, Inc. *	830,370
61,750	Haverty Furniture Cos., Inc.	555,133
27,000	Helen of Troy Ltd. *	462,780
31,000	Hooker Furniture Corp.	623,100
135,000	Interstate Hotels & Resorts, Inc. *	534,600
75,000	Isle of Capri Casinos, Inc. *	1,032,750
15,000	J Alexander’s Corp.	157,500
73,000	Jakks Pacific, Inc. *	1,723,529
29,000	Johnson Outdoors, Inc., Class A	638,000
82,000	Journal Communications, Inc., Class A	733,080
102,000	Journal Register Co.	179,520
58,310	Lakeland Industries, Inc. *	668,816
22,000	Landry’s Restaurants, Inc.	433,400
95,270	Lazare Kaplan International, Inc. *	774,545
48,000	Lee Enterprises, Inc.	703,200
47,000	Lenox Group, Inc. *	124,080
53,000	Levitt Corp., Class A	116,600
31,000	Lifetime Brands, Inc.	402,380
25,000	Lithia Motors, Inc., Class A	343,250
37,800	M/I Homes, Inc.	396,900
28,000	Marcus Corp.	432,600
43,000	Marinemax, Inc. *	666,500
7,500	McRae Industries, Inc., Class A	120,900
26,000	Media General, Inc., Class A	552,500
38,000	Meritage Homes Corp. *	553,660
21,300	Mestek, Inc. *	303,525
50,000	Monaco Coach Corp.	444,000
56,250	Monro Muffler Brake, Inc.	1,096,313
43,000	Mothers Work, Inc. *	748,200
69,400	Movado Group, Inc.	1,755,126
18,300	Nobel Learning Communities, Inc. *	262,422
10,300	Nobility Homes, Inc.	187,975
32,000	O’Charleys, Inc.	479,360
41,000	Orleans Homebuilders, Inc.	146,370
29,000	Oxford Industries, Inc.	747,330
10,000	P&F Industries, Class A *	59,300
60,000	Palm Harbor Homes, Inc. *	633,000
36,750	Perry Ellis International, Inc. *	565,215
135,000	Point.360 *	283,500
71,000	Pomeroy IT Solutions, Inc. *	492,030
90,600	Radio One, Inc., Class D *	214,722
56,000	Red Lion Hotels Corp. *	557,200
37,550	Rex Stores Corp. *	592,164
40,000	Rocky Brands, Inc. *	245,200
11,300	S&K Famous Brands, Inc. *	98,875
80,000	Saga Communications, Inc., Class A *	471,200
45,150	Salem Communications Corp., Class A	297,539
90,000	Shiloh Industries, Inc. *	886,500
36,000	Shoe Carnival, Inc. *	507,960
131,000	Source Interlink Cos., Inc. *	377,280
4,500	Sport Chalet, Inc., Class A *	31,050
31,500	Sport Chalet, Inc., Class B *	226,800
89,000	Standard Motor Products, Inc.	726,240
55,000	Steak N Shake Co. (The) *	599,500
111,000	Stein Mart, Inc.	526,140
26,000	Steinway Musical Instruments	716,820
103,000	Stewart Enterprises, Inc., Class A	916,700
66,000	Stoneridge, Inc. *	530,640
17,000	Strattec Security Corp.	704,310
43,000	Syms Corp.	649,300
72,000	Systemax, Inc.	1,463,039
15,000	Tandy Brands Accessories, Inc.	146,250
49,490	Tarragon Corp. *	74,235
50,000	TOUSA, Inc. *	6,250
150,000	Trans World Entertainment *	735,000

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

December 31, 2007 (Unaudited)

Shares		Value
50,000	Tuesday Morning Corp.	$253,500
17,000	Unifirst Corp.	646,000
35,900	WCI Communities, Inc. *	135,702
75,080	Westwood One, Inc.	149,409
33,400	Weyco Group, Inc.	918,500

		58,705,015
Consumer Staples – 5.10%
73,000	American Italian Pasta Co., Class A *	511,000
42,800	Andersons, Inc. (The)	1,917,440
9,300	Cagle’s, Inc., Class A *	75,795
94,000	Central Garden & Pet Co. *	541,440
36,000	Chiquita Brands International, Inc. *	662,040
83,000	Elizabeth Arden, Inc. *	1,689,050
42,000	Farmer Bros Co.	965,580
67,000	Ingles Markets, Inc., Class A	1,701,130
44,000	MGP Ingredients, Inc.	414,480
143,000	ML Macadamia Orchards LP	497,640
35,000	Nash Finch Co.	1,234,800
84,000	National Beverage Corp.	675,360
69,000	Omega Protein Corp. *	641,010
54,000	Prestige Brands Holdings, Inc. *	403,920
110,000	Redhook Ale Brewery, Inc. *	729,300
52,575	Sanderson Farms, Inc.	1,775,983
52,000	Spartan Stores, Inc.	1,188,200
76,450	Spectrum Brands, Inc. *	407,479
91,000	Tasty Baking Co.	757,120

		16,788,767
Energy – 4.15%
119,000	Brigham Exploration Co. *	894,880
44,000	Bronco Drilling Co., Inc. *	653,400
40,000	Callon Petroleum Co. *	658,000
48,000	Edge Petroleum Corp. *	284,640
38,366	Enbridge Energy Management LLC *	2,007,309
19,000	EV Energy Partner LP	617,500
34,000	Gulf Island Fabrication, Inc.	1,078,140
98,000	Harvest Natural Resources, Inc. *	1,225,000
47,000	Knightsbridge Tankers Ltd.	1,135,050
40,000	Lufkin Industries, Inc.	2,291,600
106,000	Newpark Resources *	577,700
14,600	PHI, Inc. *	461,360
20,000	PHI, Inc. Non voting *	620,400
97,000	US Bioenergy Corp. *	1,135,870

		13,640,849
Financials – 20.86%
70,000	21st Century Holding Co.	940,100
50,000	ACA Capital Holdings, Inc. *	42,500
68,000	Advanta Corp., Class A	496,400
40,000	Affirmative Insurance Holdings, Inc.	415,200
71,000	AmCOMP, Inc. *	663,850
105,000	American Equity Investment Life Holding Co.	870,450
75,000	American Independence Corp. *	686,250
19,000	American Safety Insurance Holdings Ltd. *	373,350
30,000	Ameris Bancorp	505,500
3,850	Argo Group International Holdings Ltd. *	162,201
21,000	Baldwin & Lyons, Inc., Class B	576,660
14,500	Bancinsurance Corp. *	75,400
45,000	BankUnited Financial Corp., Class A	310,500
31,000	Banner Corp.	890,630
100,000	Beverly Hills Bancorp, Inc.	510,000
91,000	Bimini Capital Management, Inc. REIT, Class A	22,750
52,000	California First National Bancorp	505,960
21,000	Camco Financial Corp.	232,050
5,200	Capital Southwest Corp.	615,680
38,000	Capitol Bancorp Ltd.	764,560
108,000	Centennial Bank Holdings, Inc. *	624,240
25,000	Citizens South Banking Corp.	253,250
48,150	Citizens, Inc. *	266,270
126,744	Cockleshell Ltd. *	161,470
133,000	Consumer Portfolio Services *	445,550
43,000	Cowen Group, Inc. *	408,930
123,000	Credit Acceptance Corp. *	2,542,410
41,500	Deerfield Capital Corp. REIT	332,000
12,444	Donegal Group, Inc., Class B	227,103
65,777	Donegal Group, Inc., Class A	1,129,391
75,040	Dynex Capital, Inc. REIT *	667,856
31,000	EMC Insurance Group, Inc.	733,770
95,000	First Cash Financial Services, Inc. *	1,394,600
40,000	First Financial Corp.	1,133,600
39,181	First Indiana Corp.	1,253,792
54,000	First Merchants Corp.	1,179,360
14,000	First Pactrust Bancorp, Inc.	252,000
38,000	First Place Financial Corp.	531,620
42,000	First State Bancorp	583,800
25,000	Firstcity Financial Corp. *	203,250
66,000	Flagstar Bancorp, Inc.	460,020
45,000	FNB United Corp.	547,200
27,000	FPIC Insurance Group, Inc. *	1,160,460
62,000	Franklin Bank Corp. *	267,220
109,000	Fremont General Corp. *	381,500
2,250	FRMO Corp. *	36,000
55,000	Gateway Financial Holdings, Inc.	656,150
54,000	GB&T Bancshares, Inc.	505,440
45,000	Gladstone Investment Corp.	441,450
87,220	Hanover Capital Mortgage Holdings, Inc. REIT	34,888
38,000	HF Financial Corp.	575,700
13,000	Home Federal Bancorp	298,870
36,000	Independence Holding Co.	455,400
17,000	Infinity Property & Casualty Corp.	614,210
31,000	Intervest Bancshares Corp.	533,820
8,300	Investors Title Co.	312,080
24,000	Jefferson Bancshares, Inc.	242,400
17,000	Kansas City Life Insurance Co.	741,030
56,930	Labranche & Co., Inc. *	286,927
11,000	LSB Corp.	174,350
53,000	Marlin Business Services Corp. *	639,180
37,000	Mass Financial Corp., Class A *	229,400
69,000	Meadowbrook Insurance Group, Inc. *	649,290
62,000	Medallion Financial Corp.	621,240
43,000	Mercer Insurance Group, Inc.	772,280
174,000	MFA Mortgage Investments, Inc. REIT	1,609,500
136,000	MicroFinancial, Inc.	847,280
49,800	Midland Co. (The)	3,221,561

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

December 31, 2007 (Unaudited)

Shares		Value
12,000	MutualFirst Financial, Inc.	$164,400
62,000	National Atlantic Holdings Corp., Class A *	274,660
5,300	National Security Group, Inc.	89,941
6,000	National Western Life Insurance Co., Class A	1,244,220
36,400	Navigators Group, Inc. *	2,366,000
43,000	NGP Capital Resources Co.	672,090
90,000	Nicholas Financial, Inc. *	650,700
16,000	NYMAGIC, Inc.	370,080
30,000	Omega Financial Corp.	877,800
18,000	Pacific Mercantile Bancorp *	221,580
50,000	Patriot Capital Funding, Inc.	504,500
104,830	Paulson Capital Corp. *	503,184
78,000	Penn Treaty American Corp. *	506,220
29,000	Peoples Bancorp, Inc.	721,810
65,000	PMA Capital Corp., Class A *	534,300
37,900	PMC Commercial Trust REIT	407,804
40,000	Presidential Life Corp.	700,400
47,000	Procentury Corp.	721,450
39,000	Prospect Capital Corp.	508,950
19,000	Provident Financial Holdings, Inc.	312,740
89,000	Reis, Inc. *	690,640
49,000	Resource America, Inc., Class A	718,830
17,000	Safety Insurance Group, Inc.	622,540
50,000	Sanders Morris Harris Group, Inc.	512,500
35,000	SCPIE Holdings, Inc. *	961,450
42,000	SeaBright Insurance Holdings, Inc. *	633,360
37,000	Simmons First National Corp., Class A	980,500
32,000	Southern Community Financial Corp.	208,960
98,000	Specialty Underwriters’ Alliance, Inc. *	524,300
47,000	Stewart Information Services Corp.	1,226,230
30,666	Stifel Financial Corp. *	1,612,112
73,500	SWS Group, Inc.	931,245
54,000	TierOne Corp.	1,196,100
24,000	Triad Guaranty, Inc. *	235,200
68,000	Unico American Corp. *	697,000
21,000	United Capital Corp. *	499,800
97,000	United Community Financial Corp.	535,440
128,000	United Panam Financial Corp. *	655,360
19,000	United Western Bancorp, Inc.	380,000
66,000	Willow Financial Bancorp, Inc.	553,740
4,600	Ziegler Cos., Inc. (The)	138,000
80,000	ZipRealty, Inc. *	448,000

		68,613,235
Health Care – 5.86%
31,000	Air Methods Corp. *	1,539,770
54,000	Albany Molecular Research, Inc. *	776,520
128,000	Allied Healthcare International, Inc. *	311,040
131,000	Allion Healthcare, Inc. *	719,190
11,000	American Shared Hospital Services	23,100
46,000	Angiodynamics, Inc. *	875,840
92,000	Bioscrip, Inc. *	711,160
67,000	Cardiac Science Corp. *	542,030
26,000	Conmed Corp. *	600,860
46,000	Cross Country Healthcare, Inc. *	655,040
28,000	E-Z-Em, Inc. *	580,440
76,970	Hanger Orthopedic Group, Inc. *	847,440
82,000	HealthTronics, Inc. *	376,380
20,313	IntegraMed America, Inc. *	233,600
28,000	Invacare Corp.	705,600
7,100	Kewaunee Scientific Corp.	139,799
30,000	Lannett Co., Inc. *	91,800
37,000	Martek Biosciences Corp. *	1,094,460
43,500	Matria Healthcare, Inc. *	1,033,995
84,000	Medical Staffing Network Holdings, Inc. *	506,520
19,000	Mediware Information Systems *	127,870
73,670	Merge Technologies, Inc. *	87,667
42,000	National Dentex Corp. *	677,040
64,000	National Medical Health Card Systems, Inc. *	604,800
42,000	PDI, Inc. *	393,540
30,000	PharmaNet Development Group, Inc. *	1,176,300
43,000	PharMerica Corp. *	596,840
49,000	RehabCare Group, Inc. *	1,105,440
62,000	Res-Care, Inc. *	1,559,920
29,000	Synovis Life Technologies, Inc. *	566,950

		19,260,951
Industrials – 21.37%
67,839	Aceto Corp.	542,712
24,000	Alamo Group, Inc.	434,880
44,000	Altra Holdings, Inc. *	731,720
15,000	Amrep Corp.	458,250
28,000	Arkansas Best Corp.	614,320
28,000	AZZ, Inc. *	793,800
85,000	Beacon Roofing Supply, Inc. *	715,700
103,000	Builders FirstSource, Inc. *	743,660
34,800	Cascade Corp.	1,616,808
95,000	Celadon Group, Inc. *	870,200
2,800	Chicago Rivet & Machine Co.	56,280
45,000	CIRCOR International, Inc.	2,086,200
41,000	Commercial Vehicle Group, Inc. *	594,500
40,000	Compx International, Inc.	584,800
39,000	Consolidated Graphics, Inc. *	1,864,980
37,000	Cornell Cos., Inc. *	862,840
50,000	Covenant Transportation Group, Inc., Class A *	336,000
29,000	Ducommun, Inc. *	1,102,000
50,580	DynCorp International, Inc., Class A *	1,359,590
14,700	Eastern Co. (The)	269,598
11,880	Ecology and Environment, Inc., Class A	131,749
70,000	Electro Rent Corp.	1,039,500
60,000	Encore Wire Corp.	955,200
62,000	Ennis, Inc.	1,116,000
20,000	EnPro Industries, Inc. *	613,000
39,000	Espey Manufacturing & Electronics Corp.	732,420
62,000	Excel Maritime Carriers Ltd.	2,491,780
41,600	Exponent, Inc. *	1,124,864
120,000	ExpressJet Holdings, Inc. *	297,600
79,000	Frozen Food Express Industries	466,100
21,000	G&K Services, Inc., Class A	787,920
24,900	Gehl Co. *	399,396

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

December 31, 2007 (Unaudited)

Shares		Value
80,000	Gibraltar Industries, Inc.	$1,233,600
47,000	Griffon Corp. *	585,150
25,750	Hardinge, Inc.	432,085
80,900	Heico Corp., Class A	3,446,340
43,000	Herley Industries, Inc. *	591,250
118,000	Huttig Building Products, Inc. *	411,820
65,000	ICT Group, Inc. *	776,750
20,000	Industrial Distribution Group, Inc. *	229,000
54,000	Insituform Technologies, Inc., Class A *	799,200
43,350	International Shipholding Corp. *	945,030
19,000	Jinpan International Ltd.	587,100
12,000	Key Technology, Inc. *	414,000
74,000	KHD Humboldt Wedag International Ltd. *	2,218,520
55,000	Kimball International, Inc., Class B	753,500
37,000	Ladish Co., Inc. *	1,598,030
38,000	LS Starrett Co., Class A	642,580
51,750	LSI Industries, Inc.	941,850
66,000	Lydall, Inc. *	694,320
36,000	Mac-Gray Corp. *	405,360
58,000	MAIR Holdings, Inc. *	268,540
58,875	Marten Transport Ltd. *	821,306
72,000	Mesa Air Group, Inc. *	222,480
44,117	Met-Pro Corp.	532,937
23,800	Michael Baker Corp. *	978,180
41,000	Modtech Holdings, Inc. *	36,490
85,000	Nashua Corp. *	987,700
18,800	Northwest Pipe Co. *	735,832
106,000	On Assignment, Inc. *	743,060
10,562	OneSource Services, Inc. *	890,399
33,100	PAM Transportation Services *	514,374
43,160	Patrick Industries, Inc. *	429,874
65,000	PeopleSupport, Inc. *	889,200
30,000	Powell Industries, Inc. *	1,322,100
99,000	RCM Technologies, Inc. *	582,120
42,000	Robbins & Myers, Inc.	3,176,460
55,500	Rush Enterprises, Inc., Class A *	1,008,990
21,000	School Specialty, Inc. *	725,550
13,800	SL Industries, Inc. *	277,656
78,000	Spherion Corp. *	567,840
32,000	Standex International Corp.	558,400
41,000	Superior Uniform Group, Inc.	399,750
63,000	Supreme Industries, Inc., Class A	365,400
56,000	Sypris Solutions, Inc.	341,600
52,000	TRC Cos., Inc. *	416,000
34,000	Tredegar Corp.	546,720
88,000	Trex Co., Inc. *	748,880
21,000	Universal Forest Products., Inc.	618,660
28,000	USA Truck, Inc. *	431,200
38,000	Vitran Corp., Inc. *	540,740
44,000	Volt Information Sciences, Inc. *	803,440
6,700	VSE Corp.	327,228
85,000	Wabash National Corp.	653,650
34,000	Waste Industries USA, Inc.	1,234,200
102,000	WCA Waste Corp. *	658,920
150,000	Westaff, Inc. *	600,000
68,000	Willis Lease Finance Corp. *	852,720

		70,308,448
Information Technology – 11.99%
55,000	Actel Corp. *	751,300
100,000	Advanced Analogic Technologies, Inc. *	1,128,000
41,000	Agilysys, Inc.	619,920
125,000	Allied Motion Technologies, Inc. *	581,250
59,000	Anaren, Inc. *	972,910
125,000	Axcelis Technologies, Inc. *	575,000
83,300	Bell Microproducts, Inc. *	500,633
14,000	Black Box Corp.	506,380
49,200	CalAmp Corp. *	136,776
57,090	Catapult Communications Corp. *	431,030
77,000	Ciber, Inc. *	470,470
115,000	Comarco, Inc.	635,950
23,000	Communications Systems, Inc.	273,470
88,243	Cybersource Corp. *	1,568,078
36,000	DSP Group, Inc. *	439,200
77,000	Dynamics Research Corp. *	833,140
85,000	Edgewater Technology, Inc. *	620,500
131,000	EFJ, Inc. *	358,940
39,000	Electro Scientific Industries, Inc. *	774,150
77,000	ePlus, Inc. *	744,590
39,000	Exar Corp. *	310,830
36,000	Genesis Microchip, Inc. *	308,520
64,000	GSI Group, Inc. *	591,360
24,000	GTSI Corp. *	237,360
120,000	Hurray! Holding Co. Ltd. ADR *	478,800
28,000	Hutchinson Technology, Inc. *	736,960
32,000	Infospace, Inc.	601,600
35,000	Integral Systems, Inc.	814,100
90,000	Jupitermedia Corp. *	343,800
87,000	KEMET Corp. *	576,810
48,000	Keynote Systems, Inc. *	674,400
61,000	LeCroy Corp. *	586,210
21,000	Magal Security Systems Ltd. *	133,560
65,000	MCSI, Inc. *	0
51,000	MedQuist, Inc. *	550,290
100,000	Merix Corp. *	465,000
104,000	Methode Electronics, Inc.	1,709,760
70,000	MIVA, Inc. *	133,700
60,000	NU Horizons Electronics Corp. *	417,000
60,000	Omnivision Technologies, Inc. *	939,000
48,000	Oplink Communications, Inc. *	736,800
40,000	Opnet Technologies, Inc. *	362,400
123,000	Optical Cable Corp. *	490,770
82,000	PC Connection, Inc. *	930,700
37,000	PDF Solutions, Inc. *	333,370
76,000	Pegasystems, Inc.	906,680
90,000	Perceptron, Inc. *	951,300
140,000	Performance Technologies, Inc. *	770,000
75,000	Pericom Semiconductor Corp. *	1,402,500
37,930	Photronics, Inc. *	472,987
67,000	Planar Systems, Inc. *	428,800
62,000	PLATO Learning, Inc. *	246,140
28,000	Retalix Ltd. *	436,240
47,000	Richardson Electronics Ltd.	329,470
29,000	Rudolph Technologies, Inc. *	328,280
76,000	Semitool, Inc. *	659,680
70,000	Sigmatron International, Inc. *	524,300
46,000	Startek, Inc. *	428,260
27,000	SYNNEX Corp. *	529,200
70,560	TechTeam Global, Inc. *	889,056
21,000	Tessco Technologies, Inc. *	379,260

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

December 31, 2007 (Unaudited)

Shares		Value
98,000	Tier Technologies, Inc., Class B *	$833,000
56,000	Tollgrade Communications, Inc. *	449,120
120,000	Ulticom, Inc. *	960,000
46,000	Vignette Corp. *	672,060
97,000	White Electronic Designs Corp. *	450,080

		39,431,200
Materials – 5.98%
85,000	AMCOL International Corp.	3,062,551
70,200	American Pacific Corp. *	1,196,910
12,000	ASA Ltd.	902,040
37,000	Blue Earth Refineries, Inc.	81,400
107,000	Buckeye Technologies, Inc. *	1,337,500
38,000	Chesapeake Corp.	197,220
18,000	Friedman Industries	114,300
29,000	Hawkins, Inc.	435,000
50,000	Headwaters, Inc. *	587,000
70,000	Innospec, Inc.	1,201,200
60,000	Material Sciences Corp. *	445,800
10,562	Mod-Pac Corp. *	79,109
44,000	Newmarket Corp.	2,450,360
63,000	NN, Inc.	593,460
140,400	North American Palladium Ltd. *	519,480
23,000	Olympic Steel, Inc.	729,330
38,000	Penford Corp.	972,420
110,000	PolyOne Corp. *	723,800
34,000	Schulman A, Inc.	732,700
30,000	Schweitzer-Mauduit International, Inc.	777,300
45,000	Spartech Corp.	634,500
26,000	Stepan Co.	845,780
16,000	Universal Stainless & Alloy *	569,120
88,610	US Concrete, Inc. *	295,071
3,200	Vulcan International Corp.	182,080

		19,665,431
Telecommunication Services – 0.54%
40,000	D&E Communications, Inc.	578,000
41,000	SureWest Communications	701,100
35,000	USA Mobility, Inc. *	500,500

		1,779,600
Utilities – 4.06%
44,000	American States Water Co.	1,657,920
47,054	California Water Service Group	1,741,939
29,000	Central Vermont Public Service Corp.	894,360
17,000	CH Energy Group, Inc.	757,180
15,700	Chesapeake Utilities Corp.	500,045
23,500	Connecticut Water Service, Inc.	553,895
9,000	Delta Natural Gas Co., Inc.	227,250
71,000	Empire District Electric Co. (The)	1,617,380
24,000	EnergySouth, Inc.	1,392,000
18,000	Florida Public Utilities Co.	211,500
4,900	Maine & Maritimes Corp. *	162,925
30,400	Middlesex Water Co.	576,080
6,500	RGC Resources, Inc.	196,625
52,800	SJW Corp.	1,830,576
45,644	Southwest Water Co.	571,463
16,476	Unitil Corp.	467,918

		13,359,056

Total Common Stocks		321,552,552
(Cost $293,744,561)

Exchange Traded Funds – 2.54%
129,000	iShares Russell Microcap Index Fund	6,811,200
100,000	PowerShares Zacks Micro Capital Portfolio	1,537,000

		8,348,200

Total Exchange Traded Funds		8,348,200
(Cost $8,724,933)

Warrant – 0.00%
Health Care Equipment & Services – 0.00%
2,967	Del Global Technologies Corp., 3/28/09 $1.50 *	5,637

Total Warrant		5,637
(Cost $0)

Investment Company – 0.10%
318,567	Wells Fargo Prime Investment Money Market Fund	318,567

Total Investment Company		318,567
(Cost $318,567)

Principal Amount
Repurchase Agreement – 1.19%
$3,900,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $3,901,029 (fully collateralized by Freddie Mac with maturity dates ranging from 11/1/36 to 12/1/36 at rates from 5.00% to 6.50%)	3,900,000

Total Repurchase Agreement		3,900,000
(Cost $3,900,000)

Total Investments		334,124,956
(Cost $306,688,061) (b) – 101.59%

Liabilities in excess of other assets – (1.59)%		(5,218,781)

NET ASSETS – 100.00%		$328,906,175

*  Non-income producing security.

(a)  Security delisted or issuer in bankruptcy.

(b)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR – American Depository Receipt

LLC – Limited Liability Co

LP – Limited Partnership

REIT – Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Municipal Bonds – 6.02%
Arizona – 0.40%
$105,000	Tucson, AZ, Certificate of Participation, Series A, 4.55%, 7/1/11, (Credit Support: MBIA)	$104,531
100,000	Tucson, AZ, Certificate of Participation, Series A, 4.30%, 7/1/10, (Credit Support: MBIA)	99,371

		203,902
California – 1.54%
370,000	Alameda County, CA, Pension Obligation, Series B , 12/1/09, (Credit Support: MBIA)	339,116
355,000	Los Angeles, CA, Community Redevelopment Agency, Series B, 5.90%, 9/1/35, (Credit Support: RADIAN), Callable 9/1/15 @ 100	308,868
135,000	San Diego, CA, Metropolitan Transportation Development Board, Series A, 3.86%, 12/1/09, (Credit Support: MBIA)	133,749

		781,733
Illinois – 1.14%
425,000	Bensenville, IL, Taxable Debt, Series E, 4.65%, 12/1/11, Callable 6/1/08 @ 100	416,223
165,000	Riverdale, IL, 9.62%, 1/1/27	165,000

		581,223
Michigan – 0.32%
160,000	Township of Buena Vista, MI, 8.00%, 4/1/32, Callable 4/1/18 @ 100	160,411

Missouri – 0.51%
270,000	Missouri Development Finance Board Infrastructure Facilities Revenue Crackerneck Creek, 6.00%, 3/1/24, Callable 3/1/16 @ 100	260,253

Nebraska – 1.03%
320,000	Saunders County, NE, School District NO. 107 (Cedar Bluffs School), 6.15%, 12/15/16, Callable 12/15/10 @ 100	322,896
200,000	Saunders County, NE, School District NO. 72 (Mead Public Schools), 6.15%, 12/15/16, Callable 12/15/10 @ 100	201,810

		524,706
New Jersey – 0.33%
165,000	New Jersey State Economic Development Authority Revenue, Series B, 5.18%, 11/1/15	166,541

Texas – 0.75%
$390,000	San Antonio, TX, Convention Hotel Finance Corp., Series B, 5.10%, 7/15/20, (Credit Support: AMBAC)	379,458

Total Municipal Bonds		3,058,227
(Cost $3,103,111)

Asset Backed Securities – 2.11%
Banking & Financial Services – 2.11%
436,103	Countrywide Home Equity Loan Trust, Series 2007-A1, Class 2A1, 5.16%, 5/25/47, Callable 6/25/14 @ 100(a)(b)	410,949
360,000	Flagstar Home Equity Loan Trust, Series 2007-1A, Class AF2, 5.77%, 1/25/35(a)(b)	348,846
98,744	National Collegiate Student Loan Trust, Series 2006-3, Class A1, 4.90%, 9/25/19(a)	97,913
2,894	New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, 7.20%, 10/25/28(a)	2,884
232,059	Structured Asset Securities Corp., Series 2007-RM1, Class A1, 5.15%, 5/25/47(a)(b)(d)	212,624

Total Asset Backed Securities		1,073,216
(Cost $1,118,947)

Collateralized Mortgage Obligations – 27.73%
Banking & Financial Services – 27.73%
163,590	Banc of America Funding Corp., Series 2007-4, Class SB2, 5.42%, 11/25/34(a)	144,163
158,177	Banc of America Funding Corp., Series 2005-D, Class B1, 4.11%, 5/25/35, Callable 1/25/33 @ 100(a)	153,142
650,771	Banc of America Funding Corp., Series 2006-R2, Class A1, 6.06%, 7/30/46(d)	654,432
141,059	Banc of America Funding Corp., Series 2007-4, Class SB3, 5.42%, 11/25/34(a)	113,509
613,439	Banc of America Mortgage Securities, Inc., Series 2004-F, Class 2A7, 4.15%, 7/25/34(a)	609,128
267,648	Banc of America Mortgage Securities, Inc., Series 2004-D, Class B1, 4.34%, 5/25/34, Callable 7/25/18 @ 100(a)	269,975
250,152	Banc of America Mortgage Securities, Inc., Series 2003-J, Class B2, 4.65%, 11/25/33, Callable 10/25/13 @ 100(a)(d)	223,994
494,387	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.44%, 2/25/36, Callable 4/25/26 @ 100(a)	495,094

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$479,874	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 3A2, 4.96%, 2/25/34, Callable 12/25/15 @ 100(a)	$481,249
346,602	Brunel Residential Mortgage Securitisation PLC, Series 2007-1A, Class A1C, 5.28%, 1/13/39(a)(b)	344,918
82,667	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35, Callable 7/25/25 @ 100(a)	81,593
343,988	Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1, 6.75%, 8/25/37, Callable 4/25/14 @ 100	341,408
884,000	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5, 4.97%, 7/25/35, Callable 1/25/15 @ 100(a)	861,139
305,525	Countrywide Alternative Loan Trust, Series 2006-9T1, Class A7, 6.00%, 5/25/36	303,205
419,943	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A1, 5.50%, 1/25/36	418,410
324,441	Countrywide Home Loans, Series 2003-21, Class B2, 4.73%, 5/25/33, Callable 11/25/09 @ 100(a)(d)	296,572
147,059	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	143,035
386,436	First Horizon Asset Securities, Inc., Series 2004-AR1, Class B2, 5.13%, 2/25/34, Callable 6/25/12 @ 100(a)(d)	375,205
555,906	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35, Callable 9/25/23 @ 100(a)	551,675
480,000	Homebanc Mortgage Trust, Series 2006-1, Class 3A2, 5.91%, 4/25/37, Callable 10/25/24 @ 100(a)	480,658
234,552	JPMorgan Mortgage Trust, Series 2004-A4, Class 2A2, 4.61%, 9/25/34, Callable 5/25/21 @ 100(a)	231,267
219,936	JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 8/25/19, Callable 12/25/18 @ 100	219,042
857,998	Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 2A1, 4.52%, 12/25/34, Callable 10/25/17 @ 100(a)	855,696
439,953	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class M1, 4.87%, 6/25/35, Callable 1/25/23 @ 100(a)	443,812
545,000	Morgan Stanley Capital Section I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	544,188
441,670	Morgan Stanley Mortgage Loan Trust, 6.00%, 10/25/37	428,627
1,289	Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 7.42%, 2/25/34, Callable 7/25/33 @ 100(a)	1,324
394,951	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19, Callable 12/25/16 @ 100	387,299
278,850	Sequoia Mortgage Trust, Series 2003-4, Class 2B4, 6.24%, 7/20/33, Callable 12/20/08 @ 100(a)(d)	253,274
119,864	Sequoia Mortgage Trust, Series 2003-4, Class 1B2, 6.53%, 7/20/33(a)(d)	116,418
436,732	Structured Asset Securities Corp., Series 2003-30, Class 1A1, 5.50%, 10/25/33, Callable 7/25/26 @ 100	432,775
32,668	Structured Asset Securities Corp., Series 2002-11A, Class 2A1, 7.12%, 6/25/32(a)	32,556
413,744	SunTrust Acquisition Seconds Trust, Series 2007-1, Class A, 5.19%, 4/25/37, Callable 5/25/14 @ 100(a)(d)	375,408
150,867	Vendee Mortgage Trust, Series 1992-1, Class 2Z, 7.75%, 5/15/22, Callable 5/15/16 @ 100	160,604
531,613	Washington Mutual Alternative Loan Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	530,480
809,896	Washington Mutual, Inc., Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 11/25/29 @ 100	783,323
239,585	Washington Mutual, Inc., Series 2004-AR14, Class B2, 4.26%, 1/25/35, Callable 11/25/28 @ 100(a)(d)	218,612
328,851	Washington Mutual, Inc., Series 2004-AR7, Class B1, 3.94%, 7/25/34, Callable 4/25/26 @ 100(a)	313,931
118,954	Wells Fargo Mortgage Backed Securities Trust, Series 2006-20, Class B4, 5.50%, 12/25/21, Callable 5/25/16 @ 100(d)	75,745
345,197	Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class B1, 4.26%, 9/25/34, Callable 8/25/19 @ 100(a)	337,465

Total Collateralized Mortgage Obligations		14,084,350
(Cost $14,219,563)

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Commercial Mortgage-Backed Securities – 3.78%
$403,858	ABN AMRO Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/33, Callable 12/25/28 @ 100	$391,739
403,646	JPMorgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2, 6.51%, 10/15/35	405,648
500,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.37%, 3/15/36	484,421
663,376	Master Asset Securitization Trust, Series 2003-12, Class 6A1, 5.00%, 12/25/33, Callable 7/25/26 @ 100	639,728

Total Commercial Mortgage-Backed Securities		1,921,536
(Cost $1,965,142)

Corporate Bonds – 29.85%
Aerospace & Defense – 0.28%
145,000	L-3 Communications Corp., 6.13%, 7/15/13, Callable 7/15/08 @ 103.063	142,463

Agriculture – 0.33%
170,000	Bunge Limited Finance Corp., 4.38%, 12/15/08	168,877

Apparel – 0.31%
156,000	Phillips-Van Heusen, 7.25%, 2/15/11	156,975

Auto Parts & Equipment – 0.24%
128,000	Titan International, Inc., 8.00%, 1/15/12	123,520

Banks – 4.29%
213,000	Barclays, 6.28%, 12/15/34, Callable 12/15/34 @ 100(a)(d)	188,479
200,000	BB&T Capital Trust IV, 6.82%, 6/12/57, Callable 6/12/37 @ 100(a)	188,154
171,000	CBA Capital Trust I, 5.81%, 6/30/15, Callable 6/30/15 @ 100(b)	167,700
164,000	Chase Capital Trust II, 5.41%, 2/1/27(a)	130,930
136,000	Chase Capital Trust III, 5.67%, 3/1/27(a)	123,102
382,000	Nationsbank Capital Trust III, 5.79%, 1/15/27(a)	349,749
212,000	Popular North America, Inc., 5.65%, 4/15/09	214,075
235,000	Rabobank Capital Funding II, 5.26%, 12/31/13, Callable 12/31/13 @ 100(a)(b)	218,945
268,000	RBS Capital Trust III, 5.51%, 9/30/14, Callable 9/30/14 @ 100(a)	246,372
374,000	Wachovia Capital Trust II, 5.74%, 1/15/27(a)	352,469

		2,179,975
Beverages – 0.38%
191,000	Diageo Finance BV, 5.50%, 4/1/13	193,778

Building Materials – 0.21%
110,000	Texas Industries, Inc., 7.25%, 7/15/13, Callable 7/15/09 @ 103.625	107,800

Chemicals – 0.80%
148,000	Methanex Corp., 8.75%, 8/15/12	158,730
160,000	Mosaic Co. (The), 7.88%, 12/1/16, Callable 12/1/11 @ 103.813(b)	172,800
76,000	Valspar Corp., 5.63%, 5/1/12	76,850

		408,380
Coal – 0.22%
114,000	Arch Western Finance, LLC, 6.75%, 7/1/13, Callable 7/1/08 @ 103.375	110,580

Commercial Services – 0.58%
142,000	Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/09 @ 103.125	139,870
152,000	Equifax, Inc., 6.30%, 7/1/17	154,275

		294,145
Distribution/Wholesale – 0.37%
183,000	Owens & Minor, Inc., 6.35%, 4/15/16	186,752

Diversified Financial Services – 2.50%
165,000	Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49, Callable 5/15/17 @ 100(a)	147,708
475,000	Fort Knox Military Housing Privatization Project, 5.37%, 2/15/52, (Credit Support: AMBAC)(a)(b)	471,157
112,000	Morgan Stanley, 5.54%, 1/9/14(a)	106,659
199,000	OneAmerica Financial Partners, Inc., 7.00%, 10/15/33(b)	209,792
144,550	Pemex Finance, Ltd., 9.69%, 8/15/09	150,332
188,000	Premium Asset Trust, 4.13%, 3/12/09(b)	183,863

		1,269,511
Diversified Financials – 0.94%
179,000	Frost National Bank, 6.88%, 8/1/11	189,603
250,000	People’s United Bank, 9.88%, 11/15/10	287,945

		477,548
Electric – 1.47%
242,000	Energy East Corp., 6.75%, 7/15/36	244,696
154,000	Potomac Electric Power, 6.50%, 11/15/37	155,777

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$158,000	Public Service Co. of Oklahoma, 6.15%, 8/1/16	$159,204
203,000	Puget Sound Energy, Inc., 6.97%, 6/1/67, Callable 6/1/17 @ 100(a)	186,441

		746,118
Electrical Components & Equipment – 0.33%
166,000	AMETEK, Inc., 7.20%, 7/15/08	167,532

Electronics – 0.45%
244,000	Thermo Fisher Scientific, Inc., 5.00%, 6/1/15	226,675

Energy – 0.55%
268,000	General Electric Capital Corp., 6.00%, 6/15/12	280,955

Engineering & Construction – 0.34%
176,000	Dycom Industries, Inc., 8.13%, 10/15/15, Callable 10/15/10 @ 104.063	174,240

Food – 0.18%
90,000	Corn Products International, Inc., 6.00%, 4/15/17	93,559

Foreign Banks – 0.39%
200,000	Santander Perpetual SA, 6.67%, 10/24/17, Callable 10/24/17 @ 100(a)(b)	200,538

Government - Other – 0.17%
91,747	New Valley Generation III, 4.69%, 1/15/22	88,806

Healthcare - Services – 0.48%
176,000	Laboratory Corp. of America Holdings, 5.50%, 2/1/13	171,448
72,000	Service Corp. International, 6.75%, 4/1/15	71,100

		242,548
Insurance – 4.54%
226,000	American International Group, Inc., 6.25%, 3/15/37	202,139
300,000	Americo Life, Inc., 7.88%, 5/1/13(b)	306,354
375,000	ING Capital Funding Trust III, 8.44%, 12/31/10, Callable 12/31/10 @ 100(a)	397,293
225,000	MetLife, Inc., 6.40%, 12/15/36, Callable 12/15/31 @ 100	206,210
247,000	Navigators Group, Inc., 7.00%, 5/1/16	262,806
255,000	NLV Financial Corp., 7.50%, 8/15/33(b)	271,565
225,000	Selective Insurance Group, 6.70%, 11/1/35	211,272
250,000	Unitrin, Inc., 4.88%, 11/1/10	250,025
197,000	Willis North America, Inc., 6.20%, 3/28/17	196,566

		2,304,230
Iron/Steel – 0.12%
60,000	Steel Dynamics, Inc., 7.38%, 11/1/12(b)	60,300

Lodging – 0.23%
117,000	Wynn Las Vegas Capital Corp., 6.63%, 12/1/14, Callable 12/1/09 @ 103.313	114,953

Machinery – 0.25%
122,000	Baldor Electric Co., 8.63%, 2/15/17, Callable 2/15/12 @ 104.313	125,660

Machinery-Constr & Mining – 0.39%
190,000	Joy Global, Inc., 6.00%, 11/15/16	196,849

Machinery-Diversified – 0.84%
228,000	IDEX Corp., 6.88%, 2/15/08	228,477
202,000	Wabtec Corp., 6.88%, 7/31/13	198,970

		427,447
Media – 1.80%
242,000	Comcast Cable Holdings, LLC, 9.80%, 2/1/12	279,521
208,000	Echostar DBS Corp., 5.75%, 10/1/08	207,740
255,000	News America Holdings, Inc., 7.70%, 10/30/25	286,452
129,000	Rogers Cable, Inc., 7.88%, 5/1/12	141,159

		914,872
Metal Fabricate/Hardware – 0.14%
70,000	Valmont Industries, Inc., 6.88%, 5/1/14, Callable 5/1/09 @ 103.438	69,300

Office Furnishings – 0.41%
198,000	Steelcase, Inc., 6.50%, 8/15/11	207,538

Oil & Gas – 1.00%
113,000	Berry Petroleum Co., 8.25%, 11/1/16, Callable 11/1/11 @ 104.125	115,543
240,000	Forest Oil Corp., 8.00%, 6/15/08	242,401
98,000	Marathon Oil Corp., 6.60%, 10/1/37	102,186
46,000	Spectra Energy Capital, LLC, 7.50%, 10/1/09	47,952

		508,082
Pharmaceuticals – 0.25%
131,000	NBTY, Inc., 7.13%, 10/1/15, Callable 10/1/10 @ 103.563	127,398

Pipelines – 0.66%
198,000	Boardwalk Pipelines L.P., 5.88%, 11/15/16	202,720
130,000	Sonat, Inc., 7.63%, 7/15/11	132,908

		335,628
REITS – 0.85%
126,000	Duke Realty, LP, 5.63%, 8/15/11	126,711

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$50,000	Federal Realty Investment Trust, 5.40%, 12/1/13	$49,429
259,000	Realty Income Corp., 5.95%, 9/15/16	254,158

		430,298
Retail – 0.42%
215,000	CVS Caremark Corp., 6.25%, 6/1/27	215,466

Software – 0.82%
272,000	Fiserv, Inc., 6.13%, 11/20/12	276,842
138,000	Fiserv, Inc., 4.00%, 4/15/08	137,645

		414,487
Telecommunication Services – 0.33%
155,000	Potash Corp. of Saskatchewan, 7.75%, 5/31/11	168,241

Transportation – 0.99%
182,000	CSX Corp., 6.75%, 3/15/11	190,982
125,000	Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 104.75	127,813
174,000	Union Pacific Corp., 6.13%, 1/15/12	181,392

		500,187

Total Corporate Bonds		15,162,211
(Cost $15,335,438)

Preferred Term Securities – 1.89%
225,000	Preferred Term Securities IX, Inc., 1.60%, 4/3/33(b)(c)(d)	122,490
125,000	Preferred Term Securities XIV, Inc., 0.76%, 6/24/34(c)(d)	79,100
125,000	Preferred Term Securities XVI, Inc., 0.40%, 3/23/35(c)(d)	95,438
175,000	Preferred Term Securities XVIII, Inc., 0.63%, 9/23/35(c)(d)	113,295
150,000	Preferred Term Securities XXIV, Inc., 0.02%, 9/23/35(c)(d)	119,700
150,000	Preferred Term Securities XIX, Inc., 0.57%, 12/22/35(c)(d)	98,910
250,000	Preferred Term Securities XXV, Inc., 0.03%, 6/22/37(c)(d)	205,275
150,000	Preferred Term Securities XXVI, Inc., 0.03%, 9/22/37(c)(d)	123,540

Total Preferred Term Securities		957,748
(Cost $1,186,748)

U.S. Government Agency Backed Mortgages – 17.33%
Federal Home Loan Mortgage Corporation – 1.35%
15,557	Pool #G10625, 8.00%, 1/1/12	16,235
12,635	Pool #170170, 9.00%, 6/1/16	13,570
8,600	Pool #306588, 8.00%, 10/1/18	9,087
454	Pool #D09479, 9.00%, 10/1/18	460
101,508	Pool #2178PB, 7.00%, 8/15/29, Callable 12/15/11 @ 100	106,085
42,753	Pool #C00921, 7.50%, 2/1/30	45,661
498,054	Pool #1B2721, 4.38%, 1/1/35(a)	492,651

		683,749
Federal National Mortgage Association – 10.48%
714	Pool #51686, 8.00%, 2/1/09	718
770,000	Series 1997-M9, Class C, 6.52%, 7/25/16	814,073
22,385	Pool #626582, 5.50%, 3/1/17	22,723
37,475	Pool #644943, 5.50%, 5/1/17	38,041
119,151	Pool #635169, 5.00%, 8/1/17	119,438
8,323	Series 1988-16, Class B, 9.50%, 6/25/18	9,233
366,845	Pool #740447, 4.50%, 9/1/18	361,065
505,000	Series 2004-32, Class AY, 4.00%, 5/25/19	470,624
9,111	Pool #124425, 9.25%, 10/1/20	9,847
337,032	Pool #913327, 6.50%, 4/1/22	347,146
773,957	Pool #254764, 5.50%, 6/1/23	778,815
244	Pool #529175, 7.00%, 2/1/30	257
394	Pool #519217, 7.00%, 2/1/30	416
180,972	Series 2002-W11, Class AF5, 4.98%, 11/25/32(a)	180,382
566,511	Pool #841068, 4.19%, 11/1/34(a)	571,819
408,153	Pool #810896, 4.83%, 1/1/35(a)	411,374
405,000	Series 2005-W2, Class A8, 5.41%, 5/25/35, Callable 4/25/20 @ 100	397,315
83,700	Pool #907600, 6.50%, 12/1/36	86,047
35,242	Pool #898644, 6.50%, 1/1/37	36,227
29,754	Pool #898684, 6.50%, 2/1/37	30,585
21,660	Pool #898682, 6.50%, 2/1/37	22,265
95,839	Pool #922123, 6.50%, 4/1/37	98,517
24,809	Pool #916843, 6.50%, 4/1/37	25,502
248,429	Pool #936193, 6.50%, 5/1/37	255,369
230,000	6.00%, 2/12/38	233,306

		5,321,104
Government National Mortgage Association – 5.50%
91,448	Pool #780332, 8.00%, 11/15/09	93,527
11,623	Pool #433263, 7.50%, 10/15/11	12,032
2,586	Pool #433258, 7.50%, 10/15/11	2,677
15,424	Pool #398964, 7.50%, 11/15/11	15,967
861	Pool #152589, 9.50%, 4/15/16	936
6,968	Pool #269020, 9.50%, 1/15/19	7,637
1,068	Pool #275465, 9.50%, 9/15/19	1,171
97,305	Series 2001-58, Class B, 5.13%, 6/16/23(a)	97,789
6,589	Pool #361064, 6.50%, 8/15/23	6,844
6,788	Pool #363767, 6.50%, 11/15/23	7,051
9,974	Pool #342206, 6.50%, 12/15/23	10,360
274,187	Pool #380866, 7.00%, 3/15/24	291,065
29,014	Pool #376510, 7.00%, 5/15/24	30,800
12,547	Pool #441009, 8.00%, 11/15/26	13,571
220,922	Pool #442164, 8.00%, 12/15/26	238,946
160,101	Pool #781124, 7.00%, 12/15/29	169,885
1,982	Pool #549180, 6.00%, 5/15/31	2,034
2,765	Pool #485682, 6.50%, 8/15/31	2,867
37,804	Pool #3132, 6.00%, 9/20/31	38,666
4,228	Pool #568184, 6.50%, 11/15/31	4,383
43,517	Pool #552381, 6.00%, 2/15/32	44,633
37,117	Pool #584369, 7.00%, 4/15/32	39,346
101,136	Pool #584486, 6.00%, 6/15/32	103,730
21,715	Pool #591571, 7.50%, 7/15/32	23,134
8,454	Pool #565982, 7.00%, 7/15/32	8,961
56,465	Pool #578345, 6.00%, 8/15/32	57,914

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$8,712	Pool #591581, 7.00%, 8/15/32	$9,235
96,326	Pool #3296, 6.00%, 10/20/32	98,467
187,163	Pool #781547, 6.00%, 1/15/33	191,991
33,047	Pool #598131, 6.00%, 3/15/33	33,875
32,468	Pool #558945, 6.00%, 4/15/33	33,282
177,045	Pool #597857, 5.00%, 8/15/33	174,509
144,932	Pool #592154, 5.00%, 8/15/33	142,856
490,000	Series 2004-12, Class C, 5.15%, 12/16/40(a)	479,397
305,000	Series 2004-25, Class BA, 4.93%, 11/16/44	304,825

		2,794,363

Total U.S. Government Agency Backed Mortgages		8,799,216
(Cost $8,766,059)

U.S. Government Agency Obligations – 4.27%
Small Business Administration – 4.27%
1,071	Series 1988-20G, Class 1, 9.80%, 7/1/08	1,080
533	Series 1988-20H, Class 1, 10.05%, 8/1/08	538
1,205	Series 1989-20D, Class 1, 10.05%, 4/1/09	1,224
538,433	Series 2004-10B, Class 1, 4.68%, 9/10/14	535,412
568,301	Series 2005-10A, Class 1, 5.04%, 3/10/15	568,472
246,993	Series 2004-20K, Class 1, 4.88%, 11/1/24	246,835
263,340	Series 2005-20A, Class 1, 4.86%, 1/1/25	263,185
550,584	Series 2005-20D, Class 1, 5.11%, 4/1/25	552,834

Total U.S. Government Agency Obligations		2,169,580
(Cost $2,170,460)

U.S. Treasury Obligations – 1.34%
U.S. Treasury Notes – 1.34%
255,000	5.00%, 8/15/11	270,141
333,000	4.25%, 8/15/14	344,317
61,000	4.50%, 2/15/16	63,492

Total U.S. Treasury Obligations		677,950
(Cost $646,976)

Shares
Investment Company – 4.34%
2,206,394	Wells Fargo Prime Investment Money Market Fund	2,206,394

Total Investment Company		2,206,394
(Cost $2,206,394)

Total Investments		50,110,428
(Cost $50,718,838) (e) – 98.66%

Value

Other assets in excess of liabilities – 1.34%	$682,986

NET ASSETS – 100.00%	$50,793,414

(a)  Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on Decemeber 31, 2007. The maturity date represents the actual maturity date.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)  This security is restricted as the Preferred Term Securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined by Rule 501(a) of Regulation D under the Securities Act of 1933).

(d)  Fair valued security under procedures established by the Fund’s Board of Director’s

(e)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

LLC – Limited Liability

LP – Limited Partnership

MBIA – Insured by Municipal Bond Insurance Organization Association

PLC – Public Liability Co

RADIAN – RADIAN Group, Inc.

See notes to Schedules to Portfolio Investments.

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax Free Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Municipal Bonds – 98.51%

Arizona – 1.44%
$250,000	Surprise, AZ, Municipal Property Corp., 4.50%, 4/1/17, Callable 4/1/11 @ 100	$250,733

California – 3.18%
500,000	Santa Rosa, CA, Series B, 6.00%, 9/1/15, (Credit Support: FGIC)	551,465

Colorado – 3.64%
500,000	Arkansas River Power Authority, CO, 5.00%, 10/1/14, (Credit Support: XLCA)	532,605
100,000	Denver, CO, West Metropolitan District, Series B, 5.70%, 12/1/17	100,113

		632,718
Florida – 5.04%
500,000	Florida State Board of Education, Series J, 5.00%, 6/1/19, Callable 6/1/13 @ 101	530,125
500,000	Miami-Dade County, FL, Subseries A, 5.91%, 10/1/15, (Credit Support: MBIA), Callable 4/1/08 @ 69.48	344,955

		875,080
Illinois – 13.47%
500,000	Chicago, IL, Series B, 5.13%, 1/1/22, (Credit Support: AMBAC)	550,230
500,000	Cook County, IL, Township High School District No. 225, 5.50%, 12/1/19, Escrowed to Maturity	580,270
300,000	Illinois State Finance Authority, Series A, 5.05%, 7/1/17, Callable 7/1/14 @ 101	295,998
200,000	Illinois State Finance Authority, Series A, 4.95%, 7/1/15, Callable 7/1/14 @ 101	199,010
350,000	Illinois State Finance Authority, Chicago Charter School, 5.00%, 12/1/21, Callable 12/1/16 @ 100	328,591
380,000	Illinois State Finance Authority, Roosevelt University, 5.13%, 4/1/19, Callable 4/1/17 @ 100	384,575

		2,338,674
Indiana – 14.96%
380,000	Anderson, IN, Economic Development, Anderson University Project, 5.00%, 10/1/19, Callable 4/1/17 @ 100	371,397
180,000	Boone County, IN, Redevelopment Commission, Series B, 4.80%, 8/1/17, Callable 2/1/16 @ 100	183,006
135,000	Boone County, IN, Redevelopment Commission, Series B, 4.85%, 2/1/18, Callable 2/1/16 @ 100	137,250
500,000	Hamilton County, IN, 4.25%, 7/10/08	500,230
450,000	Indiana State, Series A, 5.00%, 8/1/16, (Credit Support: FSA)	493,331
100,000	Munster, IN, Municipal Center Corp., 4.25%, 7/15/11	102,336
445,000	Munster, IN, Municipal Center Corp., 4.70%, 7/15/17, Callable 1/15/14 @ 100	456,739
345,000	Noblesville, IN, Multi School Building Corp., 4.00%, 1/15/14, (Credit Support: FGIC, State Aid Withholding)	353,546

		2,597,835
Louisiana – 0.93%
150,000	Louisiana State, Series B, 5.00%, 7/15/15, (Credit Support: CIFG)	162,303

Maryland – 2.18%
350,000	Baltimore, MD, Convention Center, Series A, 5.00%, 9/1/14, (Credit Support: XLCA)	378,336

Massachusetts – 9.98%
600,000	Massachusetts State Construction Loan, Series E, 5.38%, 1/1/17, Prerefunded 1/01/13 @ 100	653,118
1,000,000	Massachusetts State Health & Educational Facilities Authority, Series C, 5.75%, 7/1/12, Callable 7/1/11 @ 101	1,081,179

		1,734,297
Michigan – 1.57%
250,000	Michigan State Building Authority, Series III, 5.38%, 10/15/16, Prerefunded 10/15/12 @ 100	272,063

Missouri – 1.55%
250,000	Missouri State Development Finance Board, Series A, 5.25%, 3/1/15	269,918

New Hampshire – 2.92%
500,000	New Hampshire State Health & Education Facilities Authority, Franklin Pierce Law Center, 5.50%, 7/1/18, Callable 7/1/08 @ 101	506,780

Ohio – 1.31%
225,000	Ohio State Higher Education Facilities, John Carroll University, 4.00%, 4/1/09	226,701

Oklahoma – 11.75%
225,000	Jay, OK, Industrial Authority, Jay Public Schools Project, 4.75%, 9/1/10	230,690
500,000	McClain County, OK, Economic Development Authority,new Castle Public Schools Project, 5.00%, 9/1/11	518,210
380,000	Oklahoma State Baptist University Authority, 5.25%, 12/1/14	389,937
230,000	Pottawatomie County, OK, Facilities Authority Revenue (Tecumseh Public Schools), 4.75%, 9/1/13	237,705

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax Free Income Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$300,000	Pottawatomie County, OK, Facilities Authority, Shawnee Public Schools, 5.00%, 9/1/10	$311,004
100,000	Pottawatomie County, OK, Facilities Authority, Tecumseh Public Schools, 4.75%, 9/1/14	103,395
245,000	Tulsa, OK, Industrial Authority, University of Tulsa, 4.30%, 10/1/12	250,258

		2,041,199
South Carolina – 1.32%
220,000	Lexington One School Facilities Corp., Lexington County School Disrtict No. 1, 5.00%, 12/1/10	229,849

Texas – 15.24%
190,000	Keller, TX, Certificates of Obligation, 4.25%, 2/15/08, (Credit Support: CIFG)	190,238
65,000	Northeast Travis County, TX, Utility District, 4.60%, 9/1/14, Callable 9/1/11 @ 100	66,268
100,000	Northeast Travis County, TX, Utility District, 4.50%, 9/1/13, Callable 9/1/11 @ 100	101,988
90,000	Northeast Travis County, TX, Utility District, 4.65%, 9/1/15, Callable 9/1/11 @ 100	91,661
170,000	Plano, TX, Independent School District, 5.38%, 2/15/16, (Credit Support: PSF), Callable 2/15/11 @ 100	179,938
500,000	San Antonio, TX, Electric & Gas Systems, 5.38%, 2/1/15	556,305
405,000	San Leanna, TX, Educational Facilities Corp., Saint Edwards University Project, 5.00%, 6/1/18, Callable 6/1/17 @ 100	409,224
500,000	Socorro, TX, Independent School District, Series A, 4.50%, 8/15/32, (Credit Support: PSF), Callable 8/15/15 @ 100	489,050
500,000	University of Texas, Series B, 5.25%, 8/15/19	563,040

		2,647,712
Washington – 3.96%
55,000	Adams County, WA, Park & Recreation District No. 4, 4.13%, 12/1/16	55,609
100,000	Adams County, WA, Park & Recreation District No. 4, 4.13%, 12/1/15	100,479
500,000	Seattle, WA, Municipal Light & Power, 5.63%, 12/1/16, Callable 12/1/10 @ 100	531,400

		687,488
Wisconsin – 4.07%
300,000	Manitowoc, WI, Power System, 5.00%, 8/1/10	311,730
400,000	Wisconsin State Health & Educational Facilities Authority, Series A, 5.00%, 2/15/17, Callable 2/15/16 @ 100	395,372

		707,102

Total Municipal Bonds		17,110,253
(Cost $16,726,969)

Shares
Investment Company – 0.99%
$171,320	Wells Fargo National Tax Free Money Market Fund, 3.30%, 1/2/08	171,320

Total Investment Company		171,320
(Cost $171,320)

Total Investments		17,281,573
(Cost $16,898,289) (b) – 99.50%

Other assets in excess of liabilities – 0.50%		86,804

NET ASSETS – 100.00%		$17,368,377

(a)  Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b)  See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FGIC – Federal Guaranty Insurance Corporation

FSA – Financial Security Assurance Inc.

MBIA – Insured by Municipal Bond Insurance Organization Association

PSF – Permanent School Fund

XLCA – XL Capital Assurance

CIFG - CIFG Insured

See notes to Schedules to Portfolio Investments.

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Asset Backed Securities – 5.32%
Asset Backed Auto Receivables – 5.22%
$9,222,798	AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A1, 5.32%, 8/6/08	$9,222,798
88,169,000	AmeriCredit Prime Automobile Receivables Trust, Series 2007-2M, Class A-1, 5.27%, 4/8/08	88,168,999
7,200,464	Capital Auto Receivables Asset Trust, Series 2007-2, Class A1B, 5.13%, 8/15/08, Callable 3/17/08 @ 100(a)(b)	7,199,877
23,760,228	Capital Auto Receivables Asset Trust, Series 2007-4, Class A1, 4.91%, 11/17/08(b)	23,760,228
13,894,491	Capital Auto Receivables Asset Trust, Series 2007-2, Class A1A, 5.60%, 8/15/08, Callable 3/17/08 @ 100(b)	13,904,736
584,541	Capital Auto Receivables Asset Trust, Series 2007-1, Class A1, 5.32%, 5/15/08(b)	584,541
19,191,552	Capital One Prime Auto Receivables Asset Trust, Series 2007-2, Class A1, 5.22%, 10/15/08	19,191,552
5,030,815	CPS Auto Trust, Series 2007-TFC, Class A1, 5.36%, 5/15/08(b)	5,030,815
6,680,534	CPS Auto Trust, Series 2007-B, Class A1, 5.33%, 7/15/08(b)	6,680,468
23,541,564	CPS Auto Trust, Series 2007-C, Class A1, 5.39%, 9/15/08(b)	23,541,564
54,055,449	Daimler Chrysler Auto Trust, Series 2007-A, Class A1, 4.95%, 11/10/08(b)	54,029,083
35,553,527	Ford Credit Auto Owner Trust, Series 2007-B, Class A1, 5.29%, 10/15/08(b)	35,553,527
46,793,501	Ford Credit Auto Owner Trust, Series 2007-A, Class A1, 5.35%, 7/15/08(b)	46,793,501
17,977,557	GS Auto Loan Trust, Series 2007-1, Class A1, 5.34%, 7/15/08	17,977,557
17,541,806	Harley-Davidson Motorcycle Trust, Series 2007-3, Class A1, 5.59%, 9/15/08	17,541,806
23,417,984	Honda Auto Receivables Owner Trust, Series 2007-3, Class A1, 5.56%, 8/15/08	23,417,984
2,251,730	John Deere Owner Trust, Series 2007-A, Class A1, 5.33%, 5/15/08	2,251,730
13,442,217	Prestige Auto Receivables Trust, Series 2007-1A, Class A1, 5.36%, 8/15/08(b)	13,440,010
47,041,513	Santander Drive Auto Receivables Trust, Series 2007-3, Class A1, 5.34%, 10/15/08	47,041,513
47,879,306	Santander Drive Auto Receivables Trust, Series 2007-2, Class A1, 5.80%, 9/15/08	47,879,306
31,244,916	UPFC Auto Receivables Trust, Series 2007-B, Class A1, 4.99%, 11/17/08	31,244,916
12,110,728	USAA Auto Owner Trust, Series 2007-1, Class A1, 5.34%, 7/11/08	12,110,728

		546,567,239
Asset Backed Mortgages – 0.10%
10,382,881	Leaf II Receivables Funding LLC, Series 2007-1A, Class A1, 5.38%, 6/20/08, Callable 3/20/08 @ 100(b)	10,382,881

Total Asset Backed Securities		556,950,120
(Cost $556,950,120)

Collateralized Mortgage Obligations – 10.93%
Asset Backed Mortgages – 10.93%
90,000,000	Aire Valley Mortgages PLC, Series 2007-1A, Class 1A1, 4.94%, 3/20/30(a)(b)	90,000,000
170,000,000	Arkle Master Issuer PLC, Series 2007-1A, Class 1A, 5.01%, 5/17/08(a)(b)	170,000,000
177,200,000	Brunel Residential Mortgage Securitisation PLC, Series 2007-1A, Class A3, 5.19%, 1/13/39(a)(b)	177,200,000
83,000,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1, 5.01%, 12/17/54(a)	83,000,000
60,000,000	Granite Master Issuer PLC, Series 2006-3, Class A4, 5.02%, 12/20/54, Callable 10/20/12 @ 100(a)	60,000,000
63,000,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1, 5.01%, 3/15/08(a)	63,000,000
85,816,330	Paragon Mortgages PLC, Series 15A, Class A1, 5.03%, 12/15/39(a)(b)	85,816,330
99,199,091	Paragon Mortgages PLC, Series 12A, Class A1, 5.02%, 11/15/38(a)(b)	99,197,083
52,027,622	Paragon Mortgages PLC, Series 13A, Class A1, 5.04%, 1/15/39(a)(b)	52,027,622
110,000,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A, 5.22%, 2/12/08(a)(b)	110,000,000
45,000,000	Permanent Master Issuer PLC, Series 2007-1, Class 1A, 5.01%, 1/15/08(a)	45,000,000

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$108,908,997	Westpac Securitisation Trust, Series 2007-1G, Class A1, 4.95%, 5/21/38(a)(b)	$108,908,997

		1,144,150,032

Total Collateralized Mortgage Obligations		1,144,150,032
(Cost $1,144,150,032)

Commercial Paper – 26.92%
Asset Backed Extendible – 1.99%
34,100,000	Dakota Notes, 5.34%, 1/25/08(b)(c)	33,985,623
45,000,000	Dakota Notes, 5.33%, 1/18/08(b)(c)	44,895,000
80,000,000	Dakota Notes, 5.30%, 1/18/08(b)(c)	79,814,400
50,000,000	Dakota Notes, 5.30%, 1/31/08(b)(c)	49,789,750

		208,484,773
Asset Backed Securities – 23.08%
60,000,000	Amsterdam Funding Corp., 6.18%, 1/11/08(b)(c)	59,907,750
60,000,000	Amsterdam Funding Corp. , 6.13%, 1/8/08(b)(c)	59,939,000
100,000,000	Barton Capital LLC , 5.06%, 1/17/08(b)(c)	99,791,667
100,000,000	Beagle Funding LLC –, 4.94%, 2/21/08(b)(c)	99,322,222
49,620,000	Cafco LLC, 5.77%, 1/14/08(b)(c)	49,524,895
100,000,000	Ciesco LLC, 5.09%, 1/16/08(b)(c)	99,803,611
50,000,000	Citibank Omni Master TR (Palisades), 6.28%, 1/9/08(b)(c)	49,939,236
30,000,000	Citibank Omni Master TR (Palisades), 6.09%, 1/25/08(b)(c)	29,884,042
45,000,000	Citibank Omni Master TR (Palisades), 5.73%, 1/29/08(b)(c)	44,807,625
75,000,000	Citibank Omni Master TR (Palisades), 5.81%, 2/19/08(b)(c)	74,425,000
90,000,000	CRC Funding LLC, 5.52%, 1/8/08(b)(c)	89,917,500
50,000,000	Emerald Notes, 6.43%, 1/7/08(b)(c)	49,955,556
54,000,000	Fairway Finance Corp., 5.46%, 1/10/08(b)(c)	53,934,600
50,000,000	Fairway Finance LLC, 6.20%, 1/23/08(b)(c)	49,820,625
64,389,000	Falcon Asset Securitization Corp. LLC, 5.43%, 1/24/08(b)(c)	64,176,516
9,000,000	Falcon Asset Securitization Corp. LLC, 4.52%, 2/5/08(b)(c)	8,961,750
40,000,000	Galaxy Funding, Inc. –, 5.09%, 1/18/08(b)(c)	39,910,578
21,000,000	Gemini Securitization Corp. LLC, 5.63%, 1/25/08(b)(c)	20,924,867
42,500,000	Gemini Securitization Corp. LLC, 5.63%, 1/22/08(b)(c)	42,367,778
66,559,000	Gemini Securitization Corp. LLC, 5.69%, 1/30/08(b)(c)	66,266,510
30,000,000	Gemini Securitization Corp. LLC, 6.09%, 1/14/08(b)(c)	29,939,500
50,000,000	Gemini Securitization Corp. LLC, 5.78%, 1/23/08(b)(c)	49,832,292
80,000,000	Grampian Funding LLC, 1.94%, 2/4/08(b)(c)	79,625,267
55,000,000	Grampian Funding LLC, 1.86%, 2/1/08(b)(c)	54,763,958
25,000,000	Grampian Funding LLC, 5.24%, 1/16/08(b)(c)	24,949,736
40,000,000	Grampian Funding LLC, 5.18%, 2/11/08(b)(c)	39,773,556
50,000,000	Kitty Hawk Funding Corp., 4.96%, 2/5/08(b)(c)	49,768,611
50,000,000	Liberty Street Funding Corp., 5.21%, 1/14/08(b)(c)	49,914,333
25,000,000	Liberty Street Funding Corp., 5.83%, 1/25/08(b)(c)	24,907,361
42,500,000	Liberty Street Funding Corp., 4.53%, 2/28/08(b)(c)	42,197,188
40,000,000	Park Avenue Receivables, 5.43%, 1/23/08(b)(c)	39,874,000
80,000,000	Park Avenue Receivables, 4.98%, 2/19/08(b)(c)	79,476,267
50,000,000	Park Avenue Receivables, 5.53%, 1/28/08(b)(c)	49,801,389
17,741,000	Ranger Funding, 4.56%, 1/22/08(b)(c)	17,696,155
50,000,000	Sheffield Receivables Corp., 5.78%, 1/18/08(b)(c)	49,872,222
49,500,000	Sheffield Receivables Corp., 5.97%, 1/4/08(b)(c)	49,483,638
100,000,000	Solitaire Funding LLC, 1.13%, 1/15/08(b)(c)	99,812,221
35,000,000	Solitaire Funding LLC, 4.67%, 2/1/08(b)(c)	34,864,375
37,000,000	Solitaire Funding LLC, 5.29%, 1/11/08(b)(c)	36,951,715
35,000,000	Solitaire Funding LLC, 4.97%, 1/29/08(b)(c)	34,870,850
100,000,000	Variable Funding Capital, 4.84%, 2/25/08(b)	99,999,999
40,000,000	Windmill Funding Corp., 6.18%, 1/10/08(b)(c)	39,945,333
52,000,000	Windmill Funding Corp., 5.48%, 1/8/08(b)(c)	51,952,767
50,000,000	Windmill Funding Corp., 5.70%, 2/7/08(b)(c)	49,717,500
23,000,000	Windmill Funding Corp., 5.78%, 1/18/08(b)(c)	22,941,222
60,000,000	Yorktown Capital LLC, 5.24%, 2/8/08(b)(c)	59,679,333

		2,416,192,116

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Banks - Foreign – 0.66%
$70,000,000	Royal Bank of Scotland, 4.58%, 3/28/08(c)	$69,242,483

Finance - Diversified – 0.34%
36,000,000	ING Funding LLC, 4.52%, 2/1/08(c)	35,865,000

Finance - Diversified Foreign – 0.57%
60,000,000	Dexia Delaware LLC, 4.93%, 2/15/08(c)	59,640,667

Foreign Banks – 0.28%
29,800,000	Societe Generale Bank, 4.70%, 4/4/08(c)	29,442,797

Total Commercial Paper		2,818,867,836
(Cost $2,818,867,836)

Certificates of Deposit – 8.21%
Banks - Canada – 2.18%
85,000,000	Bank of Nova Scotia, 5.17%, 4/2/08(a)	84,993,691
70,000,000	Canadian Imperial Bank of Commerce (New York), 5.12%, 3/17/08(a)	70,016,614
73,000,000	Canadian Imperial Bank of Commerce (New York), 5.25%, 7/18/08(a)	73,020,149

		228,030,454
Banks - Domestic – 4.20%
35,000,000	Bank of Scotland New York Branch, 5.05%, 3/14/08(b)	35,008,709
50,000,000	Barclays, 5.12%, 2/25/08	50,000,000
42,500,000	Barclays, 5.14%, 2/22/08	42,504,983
88,000,000	Canadian Imperial Bank NY, 5.02%, 3/14/08	88,011,574
30,000,000	Dexia Credit Local SA (New York), 4.84%, 9/29/08(a)	29,911,618
76,000,000	Fifth Third Bank, 5.18%, 2/4/08(a)	75,998,124
84,000,000	Societe Generale NY, 4.94%, 3/20/08	84,015,478
35,000,000	Toronto Dominion Bank NY, 4.90%, 3/20/08	35,000,749

		440,451,235
Banks - Foreign – 1.83%
29,000,000	Barclays, 5.19%, 1/3/08(a)	28,999,988
42,500,000	BNP Paribas, 5.17%, 4/3/08(a)	42,496,490
50,000,000	Branch Banking & Trust Bank, 4.81%, 5/19/08(b)	50,000,000
70,000,000	Dexia Credit Local SA (New York), 4.82%, 1/25/08(a)	69,998,920

		191,495,398

Total Certificates of Deposit		859,977,087
(Cost $859,977,087)

Corporate Bonds – 47.87%
Banks - Australia and New Zealand – 2.60%
25,000,000	Australia & New Zealand Banking Group, Ltd., 4.92%, 10/22/08(a)(b)	25,000,000
42,500,000	Australia & New Zealand Banking Group, Ltd., 5.11%, 1/5/09(a)(b)	42,500,000
100,000,000	National Australia Bank Ltd., 5.24%, 10/6/08(a)(b)	100,000,000
44,750,000	Westpac Banking Corp., 5.24%, 9/5/08(a)(b)	44,655,727
60,000,000	Westpac Banking Corp., 5.02%, 10/15/08(a)(b)	60,000,000

		272,155,727
Banks - Domestic – 4.78%
50,000,000	Bank of New York Mellon Corp. (The), 5.24%, 10/9/08(a)(b)	50,000,000
24,394,000	FIA Card Services NA, 5.38%, 1/15/08	24,390,476
75,000,000	National City Bank, 5.18%, 3/13/08(a)	75,002,867
70,000,000	National City Bank, 4.87%, 2/13/08(a)	70,001,798
60,000,000	PNC Bank NA, 5.17%, 1/2/08(a)	60,000,000
74,500,000	US Bank NA, 5.19%, 3/31/08(a)	74,498,093
49,900,000	Wells Fargo & Co., 4.13%, 3/10/08	49,791,451
20,015,000	Wells Fargo & Co., 5.29%, 3/10/08(a)	20,018,487
50,000,000	Wells Fargo & Co., 5.11%, 12/12/08(a)(b)	50,000,000
26,775,000	World Savings Bank, 4.13%, 3/10/08	26,716,771

		500,419,943
Banks - Foreign – 19.30%
67,810,000	Alliance & Leicester PLC, 5.26%, 10/7/08(b)	67,810,109
87,500,000	Bancaja US Debt SAU, 5.40%, 1/23/08(a)(b)	87,500,000
127,500,000	Banco Espanol de Credito SA, 5.20%, 8/11/08, Callable 4/18/08 @ 100(a)(b)	127,500,000
75,000,000	Banco Santander Totta SA, 5.25%, 10/6/08(a)(b)	75,000,000
122,500,000	Bank of Ireland, 4.86%, 9/12/08(a)(b)	122,500,000
35,000,000	Bank of Ireland, 4.96%, 9/19/08(a)(b)	35,000,000
42,500,000	Bank of Scotland PLC, 5.24%, 10/6/08(a)(b)	42,500,000
50,000,000	BNP Paribas, 4.96%, 6/16/08(a)	50,000,000
45,951,000	Cargill Global Funding, 4.99%, 2/21/08(b)	45,635,087
175,000,000	Credit Agricole SA/London, 4.85%, 7/22/08(a)(b)	175,000,000
125,000,000	Fortis Bank SA/NV (New York), 5.17%, 7/18/08(a)(b)	125,000,000
262,000,000	Kommunalkredit International Bank Ltd., 5.23%, 10/10/08(a)(b)	262,000,000
87,500,000	La Caja de Ahorros y Pensiones de Barcelona, 5.15%, 12/19/08(a)(b)	87,500,000
170,000,000	Lloyds TSB Group PLC, 5.22%, 10/6/08(a)(b)	170,000,000

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$100,000,000	Royal Bank of Scotland PLC (The), 4.94%, 9/19/08(a)(b)	$100,000,000
85,000,000	Royal Bank of Scotland PLC (The), 5.26%, 4/11/08(a)(b)	85,009,127
95,000,000	Svenska Handelsbanken AB, 5.17%, 10/10/08(a)(b)	95,000,000
93,500,000	Svenska Handelsbanken AB, 4.92%, 10/20/08(a)(b)	93,500,000
175,000,000	UBS AG/Stamford Branch, 5.00%, 9/16/08(a)	175,000,000

		2,021,454,323
Chemicals – 1.19%
125,000,000	BASF Finance Europe NV, 5.17%, 9/19/08(a)(b)	125,000,000

Finance - Diversified – 7.97%
74,000,000	American Express Credit Corp., 5.20%, 6/13/08(a)	74,007,979
38,272,000	American General Finance Corp., 5.33%, 1/18/08(a)	38,274,539
50,000,000	American Honda Finance Corp., 4.97%, 1/28/08(a)(b)	50,000,000
50,000,000	American Honda Finance Corp., 4.87%, 5/9/08(a)(b)	50,000,000
61,000,000	American Honda Finance Corp., 4.25%, 3/11/08(b)	60,890,733
50,000,000	American Honda Finance Corp., 5.17%, 1/23/08(a)(b)	50,001,402
43,500,000	American Honda Finance Corp., 4.87%, 8/6/08(a)(b)	43,500,000
31,710,000	Bear Stearns Cos., Inc. (The), 5.16%, 4/29/08(a)	31,727,641
87,000,000	General Electric Capital Corp., 5.26%, 12/5/08(a)	86,983,930
30,000,000	General Electric Capital Corp., 5.20%, 1/15/08(a)	30,001,225
25,000,000	JPMorgan Chase & Co., 5.22%, 10/2/08(a)	25,000,000
50,000,000	Merrill Lynch & Co., Inc., 5.14%, 11/17/08(a)	50,000,000
39,400,000	Merrill Lynch & Co., Inc., 4.98%, 8/22/08(a)	39,400,000
77,000,000	Morgan Stanley, Series EXLS, 5.35%, 1/2/09(a)	76,992,728
85,000,000	Morgan Stanley, 5.33%, 1/18/08(a)	85,005,639
43,000,000	Union Hamilton Special Purpose Funding LLC, 5.21%, 6/23/08(a)(b)	43,000,000

		834,785,816
Finance - Diversified Foreign – 0.48%
50,000,000	Unilever Capital Corp. Floating, 5.22%, 10/10/08(a)(b)	50,000,000

Financial Services – 0.41%
42,500,000	Paccar Financial Corp., 5.22%, 9/11/08(a)	42,468,136

Information Technology – 0.76%
80,000,000	IBM Corp., 5.27%, 1/8/09, Callable 5/8/08 @ 100(a)(b)	80,000,000

Insurance – 9.88%
175,000,000	AIG Matched Funding Corp., 5.24%, 2/6/08(a)(b)	174,995,008
42,500,000	Allstate Life Global Funding Trust, 5.21%, 10/4/08(a)	42,500,000
77,000,000	Allstate Life Global Funding Trust, 5.21%, 10/10/08(a)	77,000,000
43,500,000	Allstate Life Global Funding Trust II, 4.91%, 8/1/08(a)	43,500,000
50,000,000	Allstate Life Global Funding Trusts, 5.24%, 10/4/08(a)	50,000,000
85,000,000	ING Verzekeringen NV, 5.21%, 10/3/08(a)(b)	85,000,000
24,450,000	Metropolitan Life Global Funding I, 2.60%, 6/19/08(b)	24,128,181
125,000,000	Metropolitan Life Global Funding I, 4.89%, 9/24/08(a)(b)	125,000,000
60,780,000	Monumental Global Funding III, Series 2007-F, 4.91%, 3/20/08(a)(b)	60,780,000
170,000,000	Nationwide Life Global Funding I, 5.22%, 2/11/09(a)(b)	170,000,000
80,000,000	Nationwide Life Global Funding I, 4.87%, 9/26/08(a)(b)	80,000,000
101,200,000	Pricoa Global Funding I, 5.16%, 1/25/08(a)(b)	101,204,794

		1,034,107,983
Oil & Gas – 0.50%
52,500,000	BP Capital Markets PLC, 5.07%, 1/9/09(a)	52,500,000

Total Corporate Bonds		5,012,891,928
(Cost $5,012,891,928)

Municipal Bonds – 0.81%

Florida – 0.81%
85,000,000	Florida State Hurricane Catastrophe Fund, 5.24%, 1/14/09(a)	85,000,000

Total Municipal Bonds		85,000,000
(Cost $85,000,000)

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

December 31, 2007 (Unaudited)

Shares
Investment Company – 0.04%
4,038,606	Wells Fargo Prime Investment Money Market Fund	$4,038,606

Total Investment Company		4,038,606
(Cost $4,038,606)

Total Investments		10,481,875,609
(Cost $10,481,875,609) (d) – 100.10%

Liabilities in excess of other assets – (0.10)%		(10,488,793)

NET ASSETS – 100.00%		$10,471,386,816

(a)  Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)  Represents effective yield to maturity on date of purchase.

(d)  Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LLC – Limited Liability Co

PLC – Public Liability Co

See notes to Schedules of Portfolio Investments.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgage – 0.50%
Federal Home Loan Mortgage Corporation – 0.50%
$46,570	Pool #M90778, 5.00%, 1/1/08	$46,570
346,037	Pool #M90827, 4.50%, 7/1/08	344,757
1,158,438	Pool #M90842, 4.00%, 9/1/08	1,150,753
1,268,891	Pool #M90808, 4.00%, 4/1/08	1,262,568
1,422,105	Pool #M90814, 4.00%, 5/1/08	1,414,599
1,517,255	Pool #M90826, 4.00%, 7/1/08	1,508,100
1,714,594	Pool #M90831, 4.00%, 8/1/08	1,703,927

		7,431,274

Total U.S. Government Agency Backed Mortgage		7,431,274
(Cost $7,431,274)

U.S. Government Agency Obligations – 59.51%
Federal Farm Credit Bank – 3.20%
45,000,000	5.10%, 2/8/08(a)	44,999,422
2,450,000	5.16%, 2/12/09(a)	2,452,357

		47,451,779
Federal Home Loan Bank – 45.06%
8,673,000	4.90%, 1/16/08(b)	8,657,013
93,000,000	4.51%, 1/23/08(b)	92,758,045
120,000,000	4.94%, 2/20/08(b)	119,232,333
100,000,000	5.02%, 10/2/08(a)	100,056,740
50,000,000	4.83%, 12/1/08(a)	49,990,760
98,000,000	4.67%, 12/24/08(a)	98,006,596
50,000,000	4.80%, 4/30/09(a)	50,000,000
100,000,000	4.71%, 5/13/09(a)	100,000,000
50,000,000	4.74%, 5/20/09(a)	49,982,675

		668,684,162
Federal Home Loan Mortgage Corporation – 6.72%
100,000,000	4.31%, 1/25/08(b)	99,725,278

Federal National Mortgage Association – 4.03%
60,000,000	5.13%, 1/30/08(b)	59,769,467

Overseas Private Investment Corporation – 0.50%
4,764,000	Series AIV, 5.00%, 12/9/16(a)	4,764,000
2,737,000	Series AIII, 5.00%, 12/9/16(a)	2,737,000

		7,501,000

Total U.S. Government Agency Obligations		883,131,686
(Cost $883,131,685)

Repurchase Agreements – 39.90%
42,000,000	Banc of America Securities LLC dated 12/31/07; due 1/2/08 at 4.50% with maturity value of $42,010,500	42,000,000
	(fully collateralized by Federal National Mortgage Association with maturity date of 3/1/35 at rate of 5.00%)
200,000,000	Barclays Capital, Inc. dated 12/31/07; due 1/2/08 at 4.50% with maturity value of $220,050,000 (fully collateralized by	200,000,000
	Federal National Mortgage Association, Freddie Mac, and Government National Mortgage Association with maturity dates ranging from 4/1/36 to 11/1/37 at rates from 5.49% to 6.00%)
350,000,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $350,092,361 (fully collateralized by	350,000,000
	Federal National Mortgage Association with maturity dates ranging from 1/1/37 to 10/1/37 at rates from 5.50% to 7.00%)

		592,000,000

Total Repurchase Agreements		592,000,000
(Cost $592,000,000)

Shares
Investment Company – 0.22%
3,315,333	Wells Fargo Government Institutional Money Market Fund	3,315,333

Total Investment Company		3,315,333
(Cost $3,315,333)

Total Investments		1,485,878,293
(Cost $1,485,878,292) (c) – 100.13%

Liabilities in excess of other assets – (0.13)%		(2,055,930)

NET ASSETS – 100.00%		$1,483,822,363

(a) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date. Securities' effective maturity resets on a weekly or monthly basis.

(b) Represents effective yield to maturity on date of purchase.

(c) Tax cost of securities is equal to book cost of securities.

See notes to Schedules of Portfolio Investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Municipal Bonds – 99.82%

Alabama – 6.04%
$1,655,000	Birmingham, AL, Capital Improvement Warrants, Series A, 3.47%, 6/1/11, (LOC: Regions Bank)(a)	$1,655,000
27,000,000	Birmingham, AL, Medical Clinic Board, 3.44%, 12/1/26, (LOC: Suntrust Bank)(a)	27,000,000
5,065,000	Huntsville, AL, Health Care Authority, HGA, 3.47%, 3/1/23, (LOC: Regions Bank)(a)	5,065,000
12,735,000	Talladega County, AL, Revenue, 3.46%, 2/1/31, (LOC: Regions Bank)(a)	12,735,000
13,000,000	Washington County, AL, Industrial Development Authority, Gas Storage Co. Limited Project, 3.43%, 8/1/37, (LOC: Regions Bank)(a)	13,000,000

		59,455,000
Arizona – 1.88%
2,855,000	Maricopa County, AZ, Industrial Development Authority Revenue, Series A, 3.50%, 4/15/30, (Credit Support: FNMA)(a)	2,855,000
3,000,000	Phoenix, AZ, Industrial Development Authority Revenue, Series A, 3.10%, 10/1/29(a)	3,000,000
3,750,000	Pima County, AZ, Industrial Development Authority Revenue, 3.40%, 12/1/22, (LOC: Wells Fargo Bank N.A.)(a)	3,750,000
1,325,000	Tucson, AZ, Industrial Development Authority Revenue (La Entrada Apartments), 3.50%, 7/15/31, (Credit Support: FNMA)(a)	1,325,000
7,600,000	Yuma & La Paz Counties Community College District Putters, Series 2180, 3.51%, 7/1/14, (Credit Support: MBIA)(a)	7,600,000

		18,530,000
California – 4.34%
7,700,000	ABN AMRO Munitops Certificate Trust, 2005-27, CA, 3.77%, 8/1/13, (Credit Support: AMBAC)(a)	7,700,000
4,265,000	Deutsche Bank Spears/Lifers Trust Various States, Series 283, 3.49%, 8/1/28, (Credit Support: FGIC)(a)	4,265,000
650,000	Hesperia, CA, Public Financing Authority, Series B, 3.53%, 6/1/22, (LOC: Bank of America N.A.)(a)	650,000
3,000,000	Hesperia, CA, Public Financing Authortiy, Series 2126, 3.92%, 9/1/27, (Credit Support: XLCA), Callable 9/1/17 @ 100(a)	3,000,000
2,000,000	Irvine, CA, Public Facilities & Infrastructure Authority, 3.35%, 11/1/10, (LOC: State Street B&T CO)(a)	2,000,000
25,000,000	State of California, 4.00%, 6/30/08	25,075,996

		42,690,996
Colorado – 7.17%
8,380,000	Arkansas River, CO, Power Authority, 3.48%, 10/1/26, (Credit Support: XLCA)(a)	8,380,000
9,500,000	City of Aurora, CO, Series 2030, 3.50%, 8/1/36, (Credit Support: AMBAC), Callable 8/1/17 @ 100(a)	9,500,000
3,300,000	Colorado Educational & Cultural Facilities Authority, National Jewish Federal Building Program D-1, 3.75%, 7/1/36, (LOC: JP Morgan Chase & Co.)(a)	3,300,000
7,840,000	Colorado State Board Governors, Series 2117-Q, 3.54%, 3/1/15, (Credit Support: FGIC)(a)	7,840,000
1,000,000	Colorado State Educational & Cultural Facilities Authority, Series C-2, 3.75%, 6/1/37, (LOC: U.S. Bank N.A.)(a)	1,000,000
2,005,000	Colorado State Educational & Cultural Facilities Authority Revenue, Series A-6, 3.75%, 2/1/25, (LOC: Bank of America N.A.)(a)	2,005,000
5,065,000	Colorado State Educational & Cultural Facilities Authority Revenue, Series A-10, 3.75%, 9/1/37, (LOC: Bank of America N.A.)(a)	5,065,000
1,250,000	Colorado State Health Facilities Authority, Series A, 3.49%, 4/1/24, (LOC: Wells Fargo Bank N.A.)(a)	1,250,000
5,000,000	Commerce City, CO, Northern Infrastructure General Improvement District, 3.47%, 12/1/28, (LOC: U.S. Bank N.A.)(a)	5,000,000
1,475,000	County of Pitkin, CO, 3.55%, 12/1/24, (LOC: U.S. Bank N.A.)(a)	1,475,000
15,535,000	Crystal Valley, CO, Metropolitan District Number 1, 3.42%, 10/1/34, (LOC: Wells Fargo Bank N.A.)(a)	15,535,000
580,000	E-470 Public Highway Authority Revenue, Series 997, 3.51%, 3/1/36, (Credit Support: MBIA)(a)	580,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$2,310,000	NBC Metropolitan District Revenue, 3.47%, 12/1/30, (LOC: U.S. Bank N.A.)(a)	$2,310,000
7,350,000	Southglenn, CO, Metropolitan District Revenue, 3.47%, 12/1/30, (LOC: BNP Paribas Bank)(a)	7,350,000

		70,590,000
Delaware – 0.31%
3,045,000	Delaware State Economic Development Authority (Goodwill Industries, Inc.), 3.42%, 9/1/36, (LOC: PNC Bank N.A.)(a)	3,045,000

District of Columbia – 0.49%
4,800,000	District of Columbia Revenue Jesuit Conference, 3.45%, 10/1/37, (LOC: PNC Bank N.A.)(a)	4,800,000

Florida – 13.25%
2,550,000	Alachua County Health Facilities Authority, 3.75%, 10/1/32, (LOC: BNP Paribas Bank)(a)	2,550,000
2,000,000	Austin Trust Various States, Series 2007-151, 3.50%, 6/1/23, (Credit Support: AMBAC), Callable 6/1/17 @ 100(a)	2,000,000
2,780,000	Collier County, FL, Individual Development Authority Redlands Christian Migrant, 3.53%, 12/1/26, (LOC: Bank of America N.A.)(a)	2,780,000
5,600,000	Collier County, FL, Revenue (The Moorings, Inc.), 3.48%, 12/1/24, (LOC: Wachovia Bank N.A.)(a)	5,600,000
1,335,000	Deutsche Bank Spears/Lifers Trust Various States, Series 243, 3.49%, 7/1/27, (Credit Support: MBIA), Callable 7/1/17 @ 100(a)	1,335,000
3,870,000	Enhanced Return Puttable Floating Option, Series 1026, 3.60%, 7/1/13, (Credit Support: FGIC)(a)	3,870,000
8,555,000	Enhanced Return Puttable Floating Option, Series 1028, 3.60%, 7/1/22, (Credit Support: MBIA), Callable 7/1/11 @ 101(a)(b)	8,555,000
3,470,000	Enhanced Return Puttable Floating Option, Series 1002, 3.60%, 7/1/20, (Credit Support: AMBAC), Callable 7/1/16 @ 101(a)(b)	3,470,000
4,080,000	Eustis, FL, Revenue, Series A, 3.44%, 12/1/27, (LOC: Suntrust Bank)(a)	4,080,000
10,770,000	Florida Keys Aqueduct Authority Water, Series 2178, 3.50%, 9/1/15, (Credit Support: FGIC)(a)	10,770,000
1,490,000	Florida State Department of General Services, 3.50%, 9/1/20, (Credit Support: AMBAC), Callable 9/1/15 @ 101(a)	1,490,538
4,100,000	Florida State Higher Educational Facilities Financial Authority (Flagler College), 3.44%, 12/1/35, (LOC: Suntrust Bank)(a)	4,100,000
2,920,000	FSU Financial Assistance, Inc., 3.49%, 10/1/31, (Credit Support: AMBAC), Callable 10/1/12 @ 100(a)	2,920,000
2,200,000	Jacksonville, FL, Industrial Development University of Florida Health Science Center, 3.47%, 7/1/19, (LOC: Bank of America N.A.)(a)	2,200,000
2,650,000	Marion County, FL, Hospital District, Munroe Regional Health, 3.49%, 10/1/30, (LOC: AmSouth Bank)(a)	2,650,000
10,560,000	Miami Dade County, FL, Stars, Series 2268B-2007-049, 3.48%, 10/1/15, (Credit Support: XLCA)(a)	10,560,000
3,200,000	Miami Dade County, FL, Water & Sewer Revenue, Series 2156, 3.50%, 10/1/15, (Credit Support: XLCA)(a)	3,200,000
3,185,000	Miami-Dade County, FL, Educational Facilities Authority Revenue (Florida International University Foundation), 3.44%, 5/1/22, (LOC: Suntrust Bank)(a)	3,185,000
8,000,000	Miami-Dade County, FL, Industrial Development Authority Revenue (Christopher Columbus), 3.44%, 6/1/31, (LOC: Regions Bank)(a)	8,000,000
6,090,000	Miami-Dade County, FL, Revenue, Series 3586, 3.70%, 6/1/17, (Credit Support: MBIA), Callable 6/1/15 @ 100(a)	6,090,000
1,190,000	Miami-Dade County, FL, School Board Revenue, Series 5004, 3.55%, 8/1/21, (Credit Support: FGIC), Callable 8/1/13 @ 100(a)	1,190,000
13,940,000	Miami-Dade County, FL, Water & Sewer Revenue, Series D24, 3.50%, 10/1/26, (Credit Support: XLCA), Callable 10/1/17 @ 100(a)	13,940,000
7,235,000	Orange County Housing Finance Authority, 3.50%, 6/1/25, (Credit Support: FNMA)(a)	7,235,000
6,500,000	Orange County, FL, Housing Finance Authority Revenue, Series E, 3.44%, 8/15/31, (Credit Support: FNMA)(a)	6,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$2,500,000	Orange County, FL, Industrial Development Authority, 3.74%, 7/1/38, (LOC: Suntrust Bank)(a)	$2,500,000
9,620,000	Port Saint Lucie, FL, Utilities Revenue, Series D20, 3.50%, 9/1/27, (Credit Support: MBIA)(a)	9,620,000

		130,390,538
Georgia – 4.67%
6,300,000	Atlanta, GA, Series 2044, 3.50%, 1/1/34, (Credit Support: FSA), Callable 1/1/15 @ 100(a)	6,300,000
5,800,000	Clayton County, GA, Housing Authority (BS Partners L.P.), 3.46%, 9/1/26, (Credit Support: FNMA)(a)	5,800,000
1,400,000	De Kalb County, GA, Hospital Authority Dekalb Medical Center, Inc. Project-B, 3.48%, 10/1/25, (LOC: Wachovia Bank N.A.)(a)	1,400,000
6,365,000	Fulton County, GA, Development Authority, Series 2126, 3.51%, 6/1/15, (Credit Support: XLCA)(a)	6,365,000
3,800,000	Fulton County, GA, Development Authority (Lovett School), 3.44%, 4/1/17, (LOC: Suntrust Bank)(a)	3,800,000
2,195,000	Fulton County, GA, Development Authority Revenue, Galloway Schools, Inc., 3.44%, 7/1/22, (LOC: Suntrust Bank)(a)	2,195,000
4,100,000	Gwinnett County, GA, Development Authority Certificates of Participation, 3.50%, 1/1/21, (Credit Support: MBIA), Callable 1/1/14 @ 100(a)	4,100,000
8,925,000	Marietta, GA, Housing Authority Revenue (Concepts 21 Apartments), 3.51%, 7/1/24, (Credit Support: FNMA)(a)	8,925,000
3,100,000	Thomasville, GA, Hospital Authority Revenue (JD Archbold), 3.44%, 11/1/23, (LOC: Suntrust Bank)(a)	3,100,000
4,000,000	Ware County, GA, Hospital Authority Revenue (Baptist Village), 3.44%, 11/1/20, (LOC: Suntrust Bank)(a)	4,000,000

		45,985,000
Idaho – 0.24%
2,400,000	Idaho State Health Facilities Authority Revenue (St. Luke’s Medical Center), 3.75%, 7/1/30, (Credit Support: FSA)(a)	2,400,000

Illinois – 9.42%
1,400,000	Channahon, IL, Morris Hospital, Series A, 3.51%, 12/1/23, (LOC: U.S. Bank N.A.)(a)	1,400,000
5,580,000	Channahon, IL, Morris Hospital, Series C, 3.51%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	5,580,000
3,500,000	Chicago, IL, Series B-24, 3.50%, 1/1/25, (Credit Support: FSA), Callable 1/1/14 @ 100(a)	3,500,000
2,000,000	Chicago, IL, Board of Education, Series C-1, 3.75%, 3/1/31, (Credit Support: FSA)(a)	2,000,000
1,455,000	De Witt-Ford Counties, IL, Community College District No. 540, Series 2075Q, 3.51%, 6/1/15, (Credit Support: FSA)(a)	1,455,000
4,665,000	Enhanced Return Puttable Floating Option, Series 1046, 3.60%, 3/1/22, (Credit Support: MBIA), Callable 3/1/17 @ 100(a)(b)	4,665,000
1,700,000	Galesburg, IL, (Knox College), 3.45%, 3/1/31, (LOC: LaSalle Bank N.A.)(a)	1,700,000
4,100,000	Illinois Development Finance Authority, Chicago Shakespeare Project, 3.53%, 1/1/19, (LOC: LaSalle Bank N.A.)(a)	4,100,000
1,575,000	Illinois Finance Authority Radiological Society Project, 3.47%, 6/1/17, (LOC: JP Morgan Chase & Co.)(a)	1,575,000
6,435,000	Illinois Health Facilities Authority Riverside Health System, Series B, 3.48%, 11/15/17, (LOC: LaSalle Bank N.A.)(a)	6,435,000
3,955,000	Illinois Health Facilities Authority Riverside Health System, Series B, 3.48%, 11/15/16, (LOC: LaSalle Bank N.A.)(a)	3,955,000
4,100,000	Illinois State Educational Facilities Authority Revenue, 3.18%, 12/1/25, (LOC: JP Morgan Chase & Co.)(a)	4,100,000
9,075,000	Illinois State Finance Authority Revenue, Series C, 3.44%, 8/15/34, (LOC: LaSalle Bank N.A.)(a)	9,075,000
4,300,000	Illinois State Finance Authority Revenue (Holy Family Ministries Center), 3.46%, 4/1/42, (LOC: National City Corp.)(a)	4,300,000
6,900,000	Illinois State Health Facilities Authority Revenue, Series C, 3.53%, 1/1/16, (LOC: JP Morgan Chase & Co.)(a)	6,900,000
4,995,000	Illinois State Municipal Electric Agency, Series 2162Z, 3.50%, 2/1/15, (Credit Support: FGIC)(a)	4,995,000
4,370,000	Illinois State Revenue, Series 10125, 3.50%, 6/1/21, (Credit Support: MBIA), Callable 6/1/10 @ 100(a)	4,370,000
7,625,000	Kane County, IL, Community Unit School District NO. 304 (Geneva), 3.51%, 7/1/21, (Credit Support: FSA)(a)	7,625,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$3,200,000	Kane, Mchenry, Cook & De Kalb Counties, IL, Unit School District NO. 300, Series 3054, 3.50%, 1/1/21, (Credit Support: AMBAC), Callable 1/1/17 @ 100(a)	$3,200,000
7,180,000	Lisle, IL, Revenue (Four Lakes Phase V), 3.45%, 9/15/26, (LOC: LaSalle Bank N.A.)(a)	7,180,000
2,410,000	Regional Transportation Authority, IL, Merlots, Series A48, 3.50%, 6/1/18, (Credit Support: FSA)(a)	2,410,000
2,230,000	Will County, IL, Community Unit School District No. 365, Series 10024Z, 3.51%, 11/1/25, (Credit Support: MBIA)(a)	2,230,000

		92,750,000
Indiana – 4.42%
7,550,000	Decatur Township, IN, Multi-School Building Corp., Series 177, 3.70%, 7/15/24, (Credit Support: FSA, State Aid Withholding), Callable 1/15/17 @ 100(a)	7,550,000
10,255,000	Eclipse Funding Trust (Solar Eclipse-Middlebury), 3.48%, 1/15/30, (Credit Support: FSA, State Aid Withholding), Callable 7/15/16 @ 100(a)	10,255,000
4,845,000	Evansville-Vanderburgh, IN, Independent School Building Corp., 3.70%, 1/10/22, (Credit Support: FSA), Callable 1/10/17 @ 100(a)	4,845,000
800,000	Indiana Health Facility Financing Authority, Capital Access Designated Pool, 3.15%, 1/1/20, (LOC: National City Corp.)(a)	800,000
8,000,000	Indiana State Hospital Equipment Financing Authority, Series A, 3.18%, 12/1/15, (Credit Support: MBIA)(a)	8,000,000
4,300,000	Puttable Floating Option Tax-Exempt Receipts, Series 4111, 3.70%, 12/1/23, (Credit Support: FGIC), Callable 12/1/16 @ 100(a)(b)	4,300,000
1,870,000	South Harrison, IN, School Building Group, Series 1756, 3.51%, 1/15/15, (Credit Support: FSA)(a)	1,870,000
5,885,000	Vincennes University Revenue, Series F, 3.53%, 10/1/22, (LOC: JP Morgan Chase & Co.)(a)	5,885,000

		43,505,000
Iowa – 3.79%
4,000,000	Iowa Higher Education Loan Authority, 3.75%, 11/1/30, (LOC: LaSalle Bank N.A.)(a)	4,000,000
2,000,000	Iowa Higher Education Loan Authority Mount Mercy College Project, 3.75%, 7/1/25, (LOC: Bank of America N.A.)(a)	2,000,000
1,150,000	Iowa Higher Education Loan Authority, Private College Facility, 3.75%, 11/1/32, (LOC: LaSalle Bank N.A.)(a)	1,150,000
4,880,000	Iowa State Finance Authority Revenue, Series B, 3.10%, 7/1/20, (Credit Support: AMBAC)(a)	4,880,000
2,185,000	Iowa State Finance Authority Revenue (YMCA & Rehabilitation Center), 3.53%, 4/1/25, (LOC: Bank of America N.A.)(a)	2,185,000
7,580,000	Iowa State Higher Education Loan Authority Revenue (Palmer Chiropractic), 3.53%, 4/1/27, (LOC: LaSalle Bank N.A.)(a)	7,580,000
5,470,000	Iowa State Revenue, Series 11120, 3.50%, 2/15/20, (Credit Support: FGIC, State Aid Withholding)(a)	5,470,000
10,000,000	Iowa State School Cash Anticipation Program, Series B, 4.25%, 1/25/08, (Credit Support: FSA, State Aid Withholding)	10,004,076

		37,269,076
Kansas – 0.72%
1,000,000	Olathe, KS, Revenue, Series A, 3.78%, 9/1/32, (Credit Support: AMBAC)(a)	1,000,000
6,085,000	University of Kansas Hospital Authority Revenue (KU Health Systems), 3.75%, 9/1/34, (LOC: Harris N.A.)(a)	6,085,000

		7,085,000
Louisiana – 0.63%
4,160,000	Shreveport, LA, Home Mortgage Authority Revenue (Summer Pointe), 3.47%, 2/15/23, (Credit Support: FNMA)(a)	4,160,000
2,000,000	Tobacco Settlement Financing Corp., New Jersey, Series 2257, 3.52%, 5/15/39, Callable 5/15/11 @ 101(a)	2,000,000

		6,160,000
Maryland – 0.41%
4,000,000	Maryland State Health & Higher Educational Facilities Authority Revenue (Bishop McNamara High School), 3.41%, 7/1/32, (LOC: PNC Bank N.A.)(a)	4,000,000

Massachusetts – 0.71%
7,000,000	Massachusetts State Revenue, Series 2031, 3.50%, 8/1/37, (Credit Support: FSA, AMBAC), Callable 8/1/17 @ 100(a)	7,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Michigan – 1.60%
$2,055,000	Detroit, MI, Sewer Disposal Systems, Series 4014, 3.50%, 7/1/25, (Credit Support: FSA), Callable 7/1/13 @ 100(a)	$2,055,000
1,700,000	Eastern Michigan University, 3.78%, 6/1/27, (Credit Support: FGIC)(a)	1,700,000
1,900,000	Macomb County, MI, Hospital Finance Authority Revenue, Series A-1, 3.78%, 10/1/20, (LOC: Comerica Bank)(a)	1,900,000
5,500,000	Michigan State Strategic Fund, Series B, 3.70%, 12/1/33, (LOC: Comerica Bank)(a)	5,500,000
4,640,000	Reset Optional Certificates Trust II-R, Series 676, 3.50%, 11/1/31, (Credit Support: MBIA), Callable 11/1/16 @ 100(a)	4,640,000

		15,795,000
Minnesota – 2.12%
7,240,000	Inver Grove Heights, MN, Revenue, 3.50%, 5/15/35, (Credit Support: FNMA)(a)	7,240,000
1,000,000	Mankato, MN, 3.75%, 11/1/15, (LOC: Wells Fargo Bank N.A.)(a)	1,000,000
800,000	Minneapolis, MN, Revenue (Catholic Charities), 3.50%, 11/1/16, (LOC: Wells Fargo Bank N.A.)(a)	800,000
1,290,000	Minnesota State Higher Education Facilities Authority Revenue, Series 5-M1, 3.75%, 10/1/32, (LOC: Harris N.A.)(a)	1,290,000
8,315,000	Oak Park Heights, MN, Revenue (Boutwells Landing), 3.50%, 11/1/35, (Credit Support: FHLMC)(a)	8,315,000
2,240,000	St. Paul, MN, Housing & Redevelopment Authority Revenue, Series A, 3.50%, 5/1/27, (LOC: U.S. Bank N.A.)(a)	2,240,000

		20,885,000
Mississippi – 2.70%
6,500,000	Mississippi Business Financing Corp. MS Gulf Opportunity Zone, SG Resources MS LLC, Project, 3.44%, 5/1/32, (LOC: Suntrust Bank)(a)	6,500,000
5,700,000	Mississippi Development Bank Special Obligation, 3.70%, 1/1/26, (Credit Support: FGIC CNTY GTD), Callable 7/1/16 @ 100(a)	5,700,000
14,400,000	Mississippi State Development Bank Special Obligation, 3.48%, 11/1/22, (Credit Support: AMBAC)(a)	14,400,000

		26,600,000
Missouri – 1.45%
5,400,000	Independence, MO, Industrial Development Authority (The Mansions), 3.47%, 8/1/35, (Credit Support: FHLMC)(a)	5,400,000
2,900,000	Missouri State Health & Educational Facilities Authority Revenue (Dialysis Clinic, Inc.), 3.44%, 7/1/18, (LOC: Suntrust Bank)(a)	2,900,000
3,995,000	Puttable Floating Option Tax-Exempt Receipts, Series 4115, 3.70%, 4/1/27, (Credit Support: XLCA), Callable 4/1/17 @ 100(a)(b)	3,995,000
2,000,000	St. Charles County, MO, Industrial Development Authority Revenue (Remington Apartments), 3.44%, 2/1/29, (Credit Support: FNMA)(a)	2,000,000

		14,295,000
Nebraska – 0.98%
6,500,000	Omaha, NE, Convention Hotel Corp., Series 11095, 3.50%, 2/1/35, (Credit Support: AMBAC), Callable 2/1/17 @ 100(a)	6,500,000
3,150,000	Scotts Bluff County, NE, Hospital Authority Revenue (Regional West Village), 3.50%, 12/1/31, (Credit Support: GNMA), (LOC: U.S. Bank N.A.)(a)	3,150,000

		9,650,000
Nevada – 1.53%
1,490,000	Clark County, NV, School District, Series 7018, 3.50%, 6/15/20, (Credit Support: FSA), Callable 12/15/15 @ 100(a)	1,490,000
4,490,000	Clark County, NV, School District, Series 3050, 3.50%, 6/15/24, (Credit Support: AMBAC), Callable 6/15/17 @ 100(a)	4,490,000
4,790,000	Puttable Floating Option Tax-Exempt Receipts, Series 1091, 3.60%, 6/15/21, (Credit Support: AMBAC), Callable 6/15/17 @ 100(a)	4,790,000
4,275,000	Truckee Meadows, NV, Water Authority, Series 2111, 3.92%, 7/1/34, (Credit Support: XLCA), Callable 7/1/16 @ 100(a)	4,275,000

		15,045,000
New Jersey – 1.02%
10,000,000	Tobacco Settlement Financing Corp., NJ, Series 2153, 3.53%, 6/1/29, Callable 6/1/17 @ 100(a)	10,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
New Mexico – 0.47%
$3,165,000	Farmington NM, Pollution Control, Arizona Public Services Corp., Series B, 3.50%, 9/1/24, (LOC: Barclays Bank PLC)(a)	$3,165,000
1,500,000	Farmington, NM, Pollution Control Revenue Arizona Public Service Co., Series A, 3.75%, 5/1/24, (LOC: Barclays Bank PLC)(a)	1,500,000

		4,665,000
New York – 0.32%
2,000,000	Metropolitan Transportation Authority Revenue, Series 594PB, 3.50%, 11/15/33, (Credit Support: AMBAC), Callable 11/15/15 @ 100(a)	2,000,000
1,200,000	New York, NY, Series 22, 3.54%, 5/15/16, (Credit Support: FGIC), Callable 5/15/10 @ 101(a)	1,200,901

		3,200,901
North Carolina – 0.76%
5,445,000	Austin Trust Various States, Series 2007-2028, 3.50%, 2/1/27, (Credit Support: AMBAC), Callable 2/1/17 @ 100(a)	5,445,000
2,000,000	North Carolina Educational Facilities Finance Agency, 3.50%, 5/1/23, (LOC: Wachovia Bank N.A.)(a)	2,000,000

		7,445,000
Ohio – 1.79%
1,000,000	Cleveland Cuyahoga County, OH, Port Authority Carnegie 96th Research Building Project, 3.43%, 1/1/33, (LOC: Fifth Third Bancorp.)(a)	1,000,000
4,600,000	Ohio State Higher Educational Facility Commission, Pooled Funding 2007 PG, Series A, 3.45%, 9/1/36, (LOC: Fifth Third Bancorp.)(a)	4,600,000
12,000,000	University of Toledo, OH, General Receipts Bonds, 3.78%, 6/1/32, (Credit Support: FGIC)(a)	12,000,000

		17,600,000
Pennsylvania – 4.39%
1,055,000	Allegheny County, PA, Industrial Development Authority, Series A, 3.42%, 10/1/26, (LOC: PNC Bank N.A.)(a)	1,055,000
2,295,000	Butler County, PA, General Authority Hampton Township School District Project, 3.50%, 11/15/21, (Credit Support: FSA)(a)	2,295,000
3,300,000	Dauphin County, PA, 3.42%, 11/15/23, (Credit Support: XLCA)(a)	3,300,000
2,850,000	Huntingdon County, PA, General Authority Revenue (Juniata College), 3.42%, 5/1/26, (LOC: PNC Bank N.A.)(a)	2,850,000
3,450,000	Luzerne County, PA, Revenue, 3.42%, 11/1/14, (LOC: PNC Bank N.A.)(a)	3,450,000
3,480,000	Moon Industrial Development Authority Revenue (YMCA Greater Pittsburgh), 3.42%, 6/1/25, (LOC: PNC Bank N.A.)(a)	3,480,000
1,000,000	Philadelphia Redevelopment Authority, Series 392, 3.55%, 4/15/28, (Credit Support: FGIC), Callable 4/15/15 @ 100(a)	1,000,000
5,110,000	Somerset County, PA, Hospital Authority Revenue, Series B, 3.42%, 3/1/37, (LOC: PNC Bank N.A.)(a)	5,110,000
3,600,000	Washington County, PA, Hospital Authority Washington Hospital Project, 3.80%, 7/1/23, (Credit Support: AMBAC)(a)	3,606,427
3,800,000	Wilkes-Barre, PA, Finance Authority Revenue (King College), 3.42%, 5/1/37, (LOC: PNC Bank N.A.)(a)	3,800,000
13,225,000	York County, PA, Industrial Development Authority Revenue (Crispus Attucks Assoc.), 3.44%, 7/1/37, (LOC: PNC Bank N.A.)(a)	13,225,000

		43,171,427
South Carolina – 1.52%
2,600,000	County of Charleston, SC, 3.79%, 8/15/30, (LOC: Bank of America N.A.)(a)	2,600,000
5,400,000	South Carolina Jobs & Economic Development Authority, (Catholic Diocese SC Project), 3.53%, 9/1/18, (LOC: Bank of America N.A.)(a)	5,400,000
7,000,000	South Carolina Jobs-Economic Development Authority Goodwill Industries, Inc. Project, 3.50%, 10/1/32, (LOC: Wachovia Bank N.A.)(a)	7,000,000

		15,000,000
Tennessee – 4.12%
6,630,000	Dayton, TN, Industrial Development Board (Bryan College), 3.46%, 7/1/36, (LOC: Regions Bank)(a)	6,630,000
3,300,000	Dickson County, TN, Industrial Development Board (Renaissance Learning Center), 3.44%, 11/1/12, (LOC: Suntrust Bank)(a)	3,300,000
4,000,000	Memphis, TN, Series 1808, 3.54%, 4/1/15, (Credit Support: FGIC)(a)	4,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$2,000,000	Memphis-Shelby County, TN, Industrial Development Board Boys & Girls Club, Series A, 3.44%, 1/1/28, (LOC: Suntrust Bank)(a)	$2,000,000
9,510,000	Shelby County, TN, Health Educational & Housing Facilities Board, Series C, 3.45%, 12/1/13, (LOC: BNP Paribas Bank)(a)	9,510,000
4,390,000	Shelby County, TN, Health Educational & Housing Facilities Board (Memphis University), 3.45%, 7/1/26, (LOC: Suntrust Bank)(a)	4,390,000
4,600,000	Shelby County, TN, Health Educational & Housing Facilities Board (St. Benedict Auburndale School), 3.46%, 5/1/33, (LOC: AmSouth Bank)(a)	4,600,000
6,080,000	Shelby County, TN, Health Educational & Housing Facilities Board (St. Mary’s Episcopal School), 3.46%, 12/1/34, (LOC: First Tennessee Bank N.A.)(a)	6,080,000

		40,510,000
Texas – 9.59%
4,000,000	Austin Trust Various States (Bank of America), Series 2007-182, 3.50%, 8/15/28, (Credit Support: PSF), Callable 8/15/17 @ 100(a)	4,000,000
5,720,000	Austin, TX, 3.70%, 11/15/25, (Credit Support: FGIC), Callable 11/15/15 @ 100(a)	5,720,000
1,170,000	Bexar County, TX, Housing Finance Corp. (Northwest Trails Apartments), 3.50%, 12/15/34, (Credit Support: FNMA)(a)	1,170,000
2,000,000	Colony, TX, Putters, Series 2074, 3.50%, 8/15/15, (Credit Support: XLCA)(a)	2,000,000
4,830,000	Corpus Christi, TX, Revenue, Series 3702, 3.70%, 7/15/26, (Credit Support: FSA), Callable 7/15/16 @ 100(a)	4,830,000
2,315,000	Dallas, TX, Waterworks Revenue, Series 1800B, 3.54%, 4/1/11, (Credit Support: AMBAC)(a)	2,315,000
2,810,000	Deutsche Bank Spears/Lifers Trust Various States, 3.56%, 2/15/23, (Credit Support: PSF), Callable 2/15/17 @ 100(a)	2,810,000
2,000,000	Georgetown, TX, Health Facilities Development Corp. (Wesleyan Homes, Inc.), 3.43%, 8/1/36, (LOC: Regions Bank)(a)	2,000,000
2,065,000	Houston, TX, Revenue, Series 1222, 3.50%, 3/1/20, (Credit Support: AMBAC), Callable 9/1/15 @ 100(a)	2,065,000
3,300,000	Houston, TX, Utilities System Revenue Putters, Series 2225, 3.52%, 5/15/15, (Credit Support: FGIC)(a)	3,300,000
2,300,000	Houston, TX, Utility Systems, Series 1955, 3.50%, 11/15/33, (Credit Support: FSA), Callable 11/15/17 @ 100(a)	2,300,000
2,505,000	North East Independent School District, TX, Series 2269, 3.50%, 8/1/32, (Credit Support: PSF), Callable 8/1/17 @ 100(a)	2,505,000
1,895,000	North East Independent School District, TX, Series 2355, 3.51%, 8/1/15, (Credit Support: PSF)(a)	1,895,000
4,910,000	Puttable Floating Option Tax-Exempt Receipts, Series 211, 3.70%, 2/15/27, (Credit Support: PSF), Callable 2/15/17 @ 100(a)	4,910,000
7,600,000	Puttable Floating Option Tax-Exempt Receipts 3927, Galena Park, TX, Independent School District, Series 3927, 3.70%, 8/15/26, (Credit Support: PSF), Callable 8/15/17 @ 100(a)	7,600,000
5,840,000	Puttable Floating Option Tax-Exempt Receipts 3949, Series 3949, 3.70%, 8/15/21, (Credit Support: FGIC), Callable 8/15/17 @ 100(a)	5,840,000
3,000,000	San Antonio, TX, Revenue, Series 6064, 3.50%, 2/1/23, (Credit Support: FSA), Callable 2/1/15 @ 100(a)	3,000,000
2,000,000	Splendora, TX, Higher Education Facilities Corp.(Bend Baptist), Series A, 3.42%, 12/1/26, (LOC: Wells Fargo Bank N.A.)(a)	2,000,000
3,700,000	Tarrant County, TX, Housing Finance Corp. (Remington), 3.47%, 2/15/28, (Credit Support: FNMA)(a)	3,700,000
2,750,000	Tarrant County, TX, Housing Finance Corp. (Sierra), 3.47%, 2/15/27, (Credit Support: FNMA)(a)	2,750,000
27,500,000	Texas State Tax and Revenue Anticipation Notes, 4.50%, 8/28/08	27,643,715

		94,353,715
Utah – 1.08%
900,000	Duchesne County, UT, School District Municipal Building Authority, 3.47%, 6/1/21, (LOC: U.S. Bank N.A.)(a)	900,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$4,435,000	Salt Lake County, UT, Housing Authority Revenue (Crossroads Apartments), 3.44%, 2/15/31, (Credit Support: FNMA)(a)	$4,435,000
5,300,000	Utah Transportation Authority Sales Tax Revenue, Series B, 3.70%, 6/15/36, (LOC: Fortis Bank SA/NV)(a)	5,300,000

		10,635,000
Virginia – 2.29%
15,350,000	Fairfax County, VA, Economic Development Authority (George Mason University Foundation, Inc.), 3.44%, 2/1/29, (LOC: Suntrust Bank)(a)	15,350,000
2,120,000	Hampton, VA, Redevelopment & Housing Authority Revenue (Shoreline Apartments), 3.47%, 12/1/19, (Credit Support: FHLMC)(a)	2,120,000
5,060,000	Lewistown, VA, Commerce Center Community Development Authority, Series 2115, 3.51%, 3/1/27, Callable 3/1/18 @ 100(a)	5,060,000

		22,530,000
Washington – 2.33%
5,700,000	Grant County, WA, Public Utility District No. 2, Series 9053, 3.50%, 1/1/43, (Credit Support: MBIA), Callable 1/1/17 @ 100(a)	5,700,000
5,000,000	Port of Seattle, WA, Series 638, 3.50%, 12/1/23, (Credit Support: MBIA)(a)	5,000,000
2,135,000	Richland, WA, Revenue, 3.50%, 12/1/21, (LOC: Bank of America N.A.)(a)	2,135,000
2,225,000	Washington State, Series 9081, 3.50%, 1/1/20, (Credit Support: FSA), Callable 1/1/12 @ 100(a)	2,225,000
1,900,000	Washington State Health Care Facilities Authority, Multicare Health System D, 3.76%, 8/15/41, (Credit Support: FSA)(a)	1,900,000
550,000	Washington State Housing Finance Commission, Series B, 3.55%, 7/1/11, (LOC: U.S. Bank N.A.)(a)	550,000
1,100,000	Washington State Housing Finance Commission (Riverview Retirement), 3.55%, 7/1/22, (LOC: U.S. Bank N.A.)(a)	1,100,000
800,000	Washington State Housing Finance Commission, Tacoma-Pierce County Project, 3.47%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	800,000
3,485,000	Washington State Revenue, Series 10023Z, 3.51%, 6/1/29, (Credit Support: MBIA)(a)	3,485,000

		22,895,000
Wisconsin – 1.26%
4,000,000	Greenfield, WI, School District Bond Anticipation Notes, 4.00%, 4/11/08, Prerefunded	4,003,585
4,500,000	Wisconsin Health & Educational Facilities Authority, Series 2187, 3.52%, 8/15/34, Callable 8/15/16 @ 100(a)	4,500,000
1,200,000	Wisconsin Health & Educational Facilities Authority (Beloit College Project), 3.80%, 6/1/37, (Credit Support: XLCA)(a)	1,200,000
650,000	Wisconsin State Health & Educational Facilities Authority Revenue (Meriter Hospital, Inc.), 3.80%, 12/1/32, (LOC: M&I Bank)(a)	650,000
1,025,000	Wisconsin State Health & Educational Facilities Authority, St. John S United Church, 3.20%, 2/1/30, (LOC: U.S. Bank N.A.)(a)	1,025,000
1,055,000	Wisconsin State Revenue, Series 1508, 3.70%, 5/1/10, (Credit Support: FGIC)(a)	1,055,000

		12,433,585

Total Municipal Bonds		982,365,238
(Cost $982,365,238)

Commercial Paper – 1.43%

Florida – 1.02%
9,999,000	Cape Coral, FL, 3.72%, 1/10/08	9,999,000

Wyoming – 0.41%
4,000,000	Sweetwater County WY, 3.43%, 3/6/08	4,000,000

Total Commercial Paper		13,999,000
(Cost $13,999,000)

Shares
Investment Company – 0.11%
1,076,519	Federated Tax Exempt Money Market Fund	1,076,519

Total Investment Company		1,076,519
(Cost $1,076,519)

Total Investments		997,440,757
(Cost $997,440,757) (c) – 101.35%

Liabilities in excess of other assets – (1.35)%		(13,299,296)

NET ASSETS – 100.00%		$984,141,461

(a)  Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2007 (Unaudited)

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)  Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FGIC – Federal Guaranty Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation IDA - Industrial Development Authority

GTD – Guaranteed

LOC – Letter of Credit

LLC – Limited Liability Co

MBIA – Insured by Municipal Bond Insurance Organization Association

PLC – Public Liability Co

PSF – Permanent School Fund

XLCA – XL Capital Assurance

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Asset Backed Securities – 3.97%
Asset Backed Auto Receivables – 3.86%
$1,537,133	AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A1, 5.32%, 8/6/08	$1,537,133
3,960,038	Capital Auto Receivables Asset Trust, Series 2007-4, Class A1, 4.91%, 11/17/08(b)	3,960,038
103,154	Capital Auto Receivables Asset Trust, Series 2007-1, Class A1, 5.32%, 5/15/08(b)	103,154
2,451,517	Capital Auto Receivables Asset Trust, Series 2007-2, Class A1A, 5.60%, 8/15/08, Callable 3/17/08 @ 100(b)	2,453,455
706,228	CPS Auto Trust, Series 2007-B, Class A1, 5.33%, 7/15/08(b)	706,221
21,115,410	Daimler Chrysler Auto Trust, Series 2007-A, Class A1, 4.95%, 11/10/08(b)	21,103,368
8,257,677	Ford Credit Auto Owner Trust, Series 2007-A, Class A1, 5.35%, 7/15/08(b)	8,257,677
2,493,074	GS Auto Loan Trust, Series 2007-1, Class A1, 5.34%, 7/15/08	2,493,074
4,385,452	Harley-Davidson Motorcycle Trust, Series 2007-3, Class A1, 5.59%, 9/15/08	4,385,452
3,499,239	Honda Auto Receivables Owner Trust, Series 2007-3, Class A1, 5.56%, 8/15/08	3,499,239
250,192	John Deere Owner Trust, Series 2007-A, Class A1, 5.33%, 5/15/08	250,192
2,675,232	Prestige Auto Receivables Trust, Series 2007-1A, Class A1, 5.36%, 8/15/08(b)	2,674,071
6,743,564	Santander Drive Auto Receivables Trust, Series 2007-2, Class A1, 5.80%, 9/15/08	6,743,564
8,711,391	Santander Drive Auto Receivables Trust, Series 2007-3, Class A1, 5.34%, 10/15/08	8,711,391
3,905,614	UPFC Auto Receivables Trust, Series 2007-B, Class A1, 4.99%, 11/17/08	3,905,614
2,422,146	USAA Auto Owner Trust, Series 2007-1, Class A1, 5.34%, 7/11/08	2,422,146

		73,205,789
Asset Backed Mortgages – 0.11%
2,076,576	Leaf II Receivables Funding LLC, Series 2007-1A, Class A1, 5.38%, 6/20/08, Callable 3/20/08 @ 100(b)	2,076,576

Total Asset Backed Securities		75,282,365
(Cost $75,282,365)

Collateralized Mortgage Obligations – 10.76%
Asset Backed Mortgages – 10.76%
10,000,000	Aire Valley Mortgages PLC, Series 2007-1A, Class 1A1, 4.94%, 3/20/30(a)(b)	10,000,000
30,000,000	Arkle Master Issuer PLC, Series 2007-1A, Class 1A, 5.01%, 5/17/08(a)(b)	30,000,000
22,300,000	Brunel Residential Mortgage Securitisation PLC, Series 2007-1A, Class A3, 5.19%, 1/13/39(a)(b)	22,300,000
40,000,000	Granite Master Issuer PLC, Series 2006-3, Class A4, 5.02%, 12/20/54, Callable 10/20/12 @ 100(a)	40,000,001
12,000,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1, 5.01%, 12/17/54(a)	12,000,000
12,000,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1, 5.01%, 3/15/08(a)	12,000,000
12,823,130	Paragon Mortgages PLC, Series 15A, Class A1, 5.03%, 12/15/39(a)(b)	12,823,130
18,036,198	Paragon Mortgages PLC, Series 12A, Class A1, 5.02%, 11/15/38(a)(b)	18,035,793
7,302,122	Paragon Mortgages PLC, Series 13A, Class A1, 5.04%, 1/15/39(a)(b)	7,302,122
15,000,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A, 5.22%, 2/12/08(a)(b)	15,000,000
5,000,000	Permanent Master Issuer PLC, Series 2007-1, Class 1A, 5.01%, 1/15/08(a)	5,000,000
19,448,035	Westpac Securitisation Trust, Series 2007-1G, Class A1, 4.95%, 5/21/38(a)(b)	19,448,035

		203,909,081

Total Collateralized Mortgage Obligations		203,909,081
(Cost $203,909,081)

Commercial Paper – 22.62%
Asset Backed Extendible – 1.84%
10,000,000	Dakota Notes, 5.41%, 1/25/08(b)(c)	9,966,458
25,000,000	Dakota Notes, 5.30%, 1/31/08(b)(c)	24,894,875

		34,861,333
Asset Backed Securities – 19.21%
40,000,000	Amsterdam Funding Corp. , 6.13%, 1/8/08(b)(c)	39,959,333
40,000,000	Cafco LLC, 4.93%, 2/22/08(b)(c)	39,724,600
30,000,000	Ciesco LLC, 4.42%, 2/7/08(b)(c)	29,868,000
40,000,000	CRC Funding LLC, 5.34%, 2/20/08(b)(c)	39,735,944
46,000,000	Fairway Finance Corp., 5.46%, 1/10/08(b)(c)	45,944,290

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$11,000,000	Falcon Asset Securitization Corp. LLC, 5.43%, 1/24/08(b)(c)	$10,963,700
8,000,000	Falcon Asset Securitization Corp. LLC, 4.52%, 2/5/08(b)(c)	7,966,000
30,000,000	Gemini Securitization Corp. LLC, 5.46%, 1/9/08(b)(c)	29,968,208
7,500,000	Gemini Securitization Corp. LLC, 5.63%, 1/22/08(b)(c)	7,476,667
4,143,000	Gemini Securitization Corp. LLC, 5.63%, 1/25/08(b)(c)	4,128,177
7,500,000	Grampian Funding LLC, 5.70%, 1/11/08(b)(c)	7,489,688
10,000,000	Grampian Funding LLC, 5.18%, 2/11/08(b)(c)	9,943,389
7,500,000	Liberty Street Funding Corp., 4.53%, 2/28/08(b)(c)	7,446,563
35,666,000	Park Avenue Receivables, 5.43%, 1/23/08(b)(c)	35,553,652
30,000,000	Park Avenue Receivables, 5.53%, 1/28/08(b)(c)	29,880,833
18,000,000	Sheffield Receivables Corp., 5.87%, 1/11/08(b)(c)	17,973,675

		364,022,719
Banks - Foreign – 1.57%
30,000,000	Royal Bank of Scotland, 4.58%, 3/28/08(c)	29,675,350

Total Commercial Paper		428,559,402
(Cost $428,559,402)

Certificates of Deposit – 14.50%
Banks - Canada – 3.80%
5,000,000	Bank of Montreal (Chicago), 5.60%, 3/18/08(a)	5,001,067
15,000,000	Bank of Nova Scotia, 5.17%, 4/2/08(a)	14,998,886
22,000,000	Canadian Imperial Bank of Commerce (New York), 5.25%, 7/18/08(a)	22,006,394
12,000,000	Canadian Imperial Bank of Commerce (New York), 5.02%, 3/14/08	12,001,578
18,000,000	Toronto Dominion, NY, 4.84%, 2/14/08	18,000,106

		72,008,031
Banks - Domestic – 4.92%
17,000,000	Bank of the West, 5.38%, 1/14/08	17,001,806
10,000,000	Barclays, 5.20%, 1/7/08(a)	9,999,973
7,500,000	Barclays, 5.14%, 2/22/08	7,500,879
9,350,000	Comerica Bank, 5.24%, 2/8/08(a)	9,350,087
5,400,000	Dexia Credit Local SA (New York), 4.80%, 9/29/08(a)	5,384,091
14,000,000	Fifth Third Bank, 5.18%, 2/4/08(a)	13,999,654
30,000,000	US Bank NA , 4.13%, 3/17/08	29,945,577

		93,182,067
Banks - Foreign – 5.78%
7,500,000	BNP Paribas, 5.17%, 4/3/08(a)	7,499,381
25,000,000	Branch Banking & Trust Bank, 4.81%, 5/19/08	25,000,000
27,000,000	Dexia Bank, NY Branch , 4.85%, 1/11/08	27,000,067
10,000,000	Dexia Credit Local SA (New York), 4.82%, 1/25/08(a)	9,999,846
40,000,000	Fortis Bank, NY, 4.75%, 1/24/08(b)	40,002,650

		109,501,944

Total Certificates of Deposit		274,692,042
(Cost $274,692,042)

Corporate Bonds – 45.73%
Banks - Australia and New Zealand – 2.52%
7,500,000	Australia & New Zealand Banking Group, Ltd., 5.11%, 1/5/09(a)(b)	7,500,000
20,000,000	Westpac Banking Corp., 5.20%, 1/15/08(a)	19,999,995
5,250,000	Westpac Banking Corp., 5.24%, 9/5/08(a)(b)	5,238,940
15,000,000	Westpac Banking Corp., 5.02%, 10/15/08(a)(b)	15,000,000

		47,738,935
Banks - Domestic – 9.54%
10,600,000	Branch Banking & Trust Co./Wilson NC, 5.17%, 9/2/08(a)	10,599,478
22,000,000	Marshall & Ilsley Bank, 5.04%, 1/14/09(a)	22,002,959
10,000,000	Marshall & Ilsley Bank, 3.80%, 2/8/08	9,985,580
55,000,000	National City Bank, 4.87%, 2/13/08(a)	55,001,453
11,000,000	National City Bank, 5.30%, 1/10/08(a)	11,000,165
10,000,000	PNC Bank NA, 5.17%, 1/2/08(a)	10,000,000
5,000,000	Southtrust Bank NA, 3.13%, 5/15/08	4,961,492
20,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	19,896,988
18,200,000	US Bank NA, 5.19%, 3/31/08(a)	18,199,534
600,000	US Bank NA, 4.40%, 8/15/08	598,786
10,500,000	Wachovia Bank NA, 4.38%, 8/15/08	10,448,667
4,000,000	Wells Fargo & Co., 5.29%, 3/10/08(a)	4,000,697
4,000,000	World Savings Bank, 4.13%, 3/10/08	3,991,301

		180,687,100
Banks - Foreign – 14.88%
12,500,000	Bancaja US Debt SAU, 5.40%, 4/24/08(a)(b)	12,500,000
22,500,000	Banco Espanol de Credito SA, 5.20%, 11/18/08, Callable 4/18/08 @ 100(a)(b)	22,500,000
10,000,000	Banco Santander Totta SA, 5.25%, 10/6/08(a)(b)	10,000,000
5,000,000	Bank of Ireland, 4.96%, 1/19/09(a)(b)	5,000,000

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$17,500,000	Bank of Ireland, 4.86%, 9/12/08(a)(b)	$17,500,000
7,500,000	Bank of Scotland PLC, 5.24%, 10/6/08(a)(b)	7,500,000
25,000,000	Credit Agricole SA/London, 4.85%, 7/22/08(a)(b)	25,000,000
25,000,000	Fortis Bank SA/NV (New York), 5.17%, 11/19/08(a)(b)	25,000,000
38,000,000	Kommunalkredit International Bank Ltd., 5.23%, 10/10/08(a)(b)	37,999,999
12,500,000	La Caja de Ahorros y Pensiones de Barcelona, 5.15%, 12/19/08(a)(b)	12,500,000
30,000,000	Lloyds TSB Group PLC, 5.25%, 10/6/08(a)(b)	30,000,000
15,000,000	Royal Bank of Scotland PLC (The), 5.26%, 4/11/08(a)(b)	15,001,611
20,000,000	Svenska Handelsbanken AB, 5.17%, 10/10/08(a)(b)	20,000,000
16,500,000	Svenska Handelsbanken AB, 4.92%, 10/20/08(a)(b)	16,500,000
25,000,000	UBS AG/Stamford Branch, 5.00%, 9/16/08(a)	25,000,000

		282,001,610
Chemicals – 1.32%
25,000,000	BASF Finance Europe NV, 5.17%, 9/19/08(a)(b)	25,000,000

Finance - Diversified – 4.46%
11,000,000	American Express Credit Corp., 5.20%, 6/13/08(a)	11,001,186
5,550,000	American General Finance Corp., 2.75%, 6/15/08	5,483,981
20,000,000	American Honda Finance Corp., 4.91%, 2/20/08(a)(b)	20,000,000
6,500,000	American Honda Finance Corp., 4.87%, 8/6/08(a)(b)	6,500,000
13,000,000	General Electric Capital Corp., 5.26%, 1/8/09(a)	12,997,599
5,600,000	Merrill Lynch & Co., Inc., 4.98%, 8/22/08(a)	5,600,000
15,000,000	Morgan Stanley, 5.33%, 1/18/08(a)	15,000,995
7,000,000	Union Hamilton Special Purpose Funding LLC, 5.21%, 6/23/08(a)(b)	7,000,000
1,000,000	US Central Federal Credit Union, 2.75%, 5/30/08	989,110

		84,572,871
Finance - Diversified Foreign – 0.53%
10,000,000	Unilever Capital Corp. Floating, 5.22%, 10/10/08(a)(b)	10,000,000

Financial Services – 1.19%
15,000,000	John Deere Capital Corp., 5.29%, 7/15/08(a)	14,998,170
7,500,000	Paccar Financial Corp., 5.22%, 9/11/08(a)	7,494,377

		22,492,547
Information Technology – 1.32%
25,000,000	IBM Corp., 5.27%, 1/8/09, Callable 5/8/08 @ 100(a)(b)	25,000,000

Insurance – 9.57%
25,000,000	AIG Matched Funding Corp., 5.24%, 2/6/08(a)(b)	24,999,287
13,000,000	Allstate Life Global Funding Trust, 5.21%, 10/10/08(a)	13,000,000
9,500,000	Allstate Life Global Funding Trust, 4.25%, 9/10/08(b)	9,435,001
7,500,000	Allstate Life Global Funding Trust, 5.21%, 10/4/08(a)	7,500,000
6,500,000	Allstate Life Global Funding Trust II, 4.91%, 8/1/08(a)	6,500,000
15,000,000	ING Verzekeringen NV, 5.21%, 10/3/08(a)(b)	15,000,000
8,000,000	Metropolitan Life Global Funding I, 2.60%, 6/19/08(b)	7,904,909
25,000,000	Metropolitan Life Global Funding I, 5.01%, 9/24/08(a)(b)	25,000,000
12,000,000	Monumental Global Funding III, Series 2007-F, 4.91%, 3/20/08(a)(b)	12,000,000
30,000,000	Nationwide Life Global Funding I, 5.22%, 2/11/09(a)(b)	29,999,999
20,000,000	Nationwide Life Global Funding I, 4.87%, 9/26/08(a)(b)	20,000,000
10,000,000	Principal Life Global Funding I, 2.80%, 6/26/08(b)	9,891,386

		181,230,582
Oil & Gas – 0.40%
7,500,000	BP Capital Markets PLC, 5.07%, 1/9/09(a)	7,500,000

Total Corporate Bonds		866,223,645
(Cost $866,223,645)

Municipal Bonds – 0.79%

Florida – 0.79%
15,000,000	Florida State Hurricane Catastrophe Fund, 5.24%, 1/14/09(a)	15,000,000

Total Municipal Bonds		15,000,000
(Cost $15,000,000)

Repurchase Agreement – 1.32%
25,000,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 4.75% with maturity value of $25,006,597 (fully collateralized by	25,000,000
	Federal National Mortgage Association and Freddie Mac with maturity dates ranging from 12/1/11 to 2/1/37 at rates from 5.28% to 7.04%)

Total Repurchase Agreement		25,000,000
(Cost $25,000,000)

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

December 31, 2007 (Unaudited)

Shares		Value
Investment Company – 0.32%
6,084,569	Wells Fargo Prime Investment Money Market Fund	$6,084,569

Total Investment Company		6,084,569
(Cost $6,084,569)

Total Investments		1,894,751,104
(Cost $1,894,751,104) (d) – 100.01%

Liabilities in excess of other assets – (0.01)%		(204,631)

NET ASSETS – 100.00%		$1,894,546,473

(a)  Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date. Securities' effective maturity resets on a weekly or monthly basis.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)  Represents effective yield to maturity on date of purchase.

(d)  Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LLC – Limited Liability Co

PLC – Public Liability Co

See notes to Schedules of Portfolio Investments.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Municipal Bonds – 99.31%

Alabama – 2.92%
$2,640,000	Birmingham, AL, Capital Improvement Warrants, Series A, 3.47%, 6/1/11, (LOC: Regions Bank)(a)	$2,640,000
5,000,000	Birmingham, AL, Medical Clinic Board, 3.44%, 12/1/26, (LOC: Suntrust Bank)(a)	5,000,000
2,700,000	Jefferson County, AL, Revenue (YMCA), 3.46%, 9/1/25, (LOC: AmSouth Bank)(a)	2,700,000
9,500,000	Washington County, AL, Industrial Development Authority, Gas Storage Co. Limited Project, 3.43%, 8/1/37, (LOC: Regions Bank)(a)	9,500,000

		19,840,000
Arizona – 0.73%
2,450,000	Arizona State Tourism & Sports Authority Revenue, 3.50%, 7/1/21, (Credit Support: MBIA), Callable 7/1/13 @ 100(a)	2,450,000
605,000	Maricopa County, AZ, Industrial Development Authority Revenue, Series A, 3.50%, 4/15/30, (Credit Support: FNMA)(a)	605,000
100,000	Phoenix, AZ, Industrial Development Authority Revenue (Valley of the Suns YMCA), 3.75%, 1/1/31, (LOC: Bank of America N.A.)(a)	100,000
1,785,000	Yuma & La Paz Counties Community College District Putters, Series 2180, 3.51%, 7/1/14, (Credit Support: MBIA)(a)	1,785,000

		4,940,000
California – 4.14%
3,000,000	ABN AMRO Munitops Certificate Trust, 2005-27, CA, 3.77%, 8/1/13, (Credit Support: AMBAC)(a)	3,000,000
6,660,000	Deutsche Bank, Series 318, 3.51%, 2/1/33, (Credit Support: AMBAC)(a)	6,660,000
2,000,000	Hesperia, CA, Public Financing Authortiy, Series 2126, 3.92%, 9/1/27, (Credit Support: XLCA), Callable 9/1/17 @ 100(a)	2,000,000
1,400,000	San Diego County Water Authority, 3.47%, 5/1/32, (Credit Support: MBIA), Callable 5/1/12 @ 101(a)	1,400,000
15,000,000	State of California, 4.00%, 6/30/08	15,045,598

		28,105,598
Colorado – 4.50%
3,000,000	Arkansas River Power Authority, CO, 3.48%, 10/1/21, (Credit Support: XLCA)(a)	3,000,000
1,000,000	Aurora, CO, Centretech Metropolitan District, Series A, 3.52%, 12/1/28, (LOC: BNP Paribas Bank)(a)	1,000,000
5,245,000	Aurora, CO, Water Improvement Revenue, 3.51%, 2/1/15, (Credit Support: AMBAC)(a)	5,245,000
780,000	City of Aurora, CO, Series 2030, 3.50%, 8/1/36, (Credit Support: AMBAC), Callable 8/1/17 @ 100(a)	780,000
3,500,000	Colorado Educational & Cultural Facilities Authority, CO, 3.75%, 11/1/37, (LOC: U.S. Bank N.A.)(a)	3,500,000
3,000,000	Colorado Educational & Cultural Facilities Authority, CO, 3.75%, 6/30/36, (LOC: U.S. Bank N.A.)(a)	3,000,000
3,625,000	Colorado State Educational & Cultural Facilities Authority Revenue (Emmanuel School), 3.47%, 7/1/31, (LOC: AmSouth Bank)(a)	3,625,000
2,000,000	County of Pitkin, CO, 3.55%, 12/1/24, (LOC: U.S. Bank N.A.)(a)	2,000,000
4,810,000	Parker Automotive Metropolitan District, 3.50%, 12/1/34, (LOC: U.S. Bank N.A.), Callable 12/1/08 @ 100(a)	4,810,000
3,600,000	Thornton, CO, Revenue, Series A, 3.42%, 4/1/10, (Credit Support: FHLMC)(a)	3,600,000

		30,560,000
District of Columbia – 0.62%
2,500,000	District of Columbia Revenue, Series 1847, 3.52%, 6/1/36, (Credit Support: FGIC), Callable 6/1/17 @ 100(a)	2,500,000
1,700,000	District of Columbia Revenue (CTR Internships & Academic), 3.45%, 7/1/36, (LOC: BB&T )(a)	1,700,000

		4,200,000
Florida – 15.45%
2,000,000	Austin Trust Various States, Series 2007-151, 3.50%, 6/1/23, (Credit Support: AMBAC), Callable 6/1/17 @ 100(a)	2,000,000
6,335,000	County of Duval, FL, 3.70%, 7/1/24, (Credit Support: FGIC), Callable 7/1/15 @ 100(a)	6,335,000
2,050,000	County of Hillsborough, FL, 3.53%, 5/1/22, (LOC: Bank of America N.A.)(a)	2,050,000
7,500,000	County of Orange, FL, 3.52%, 10/1/30, (Credit Support: FGIC), Callable 10/1/17 @ 100(a)	7,500,000
1,600,000	Dade County Industrial Development Authority, FL, 3.53%, 10/1/16, (LOC: Bank of America N.A.)(a)	1,600,000

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$510,000	Enhanced Return Puttable Floating Option, Series 1020, 3.60%, 4/1/34, (Credit Support: AMBAC)(a)(b)	$510,000
6,395,000	Enhanced Return Puttable Floating Option, Series 1028, 3.60%, 7/1/22, (Credit Support: MBIA), Callable 7/1/11 @ 101(a)(b)	6,395,000
1,600,000	Flagler County School Board, 3.50%, 8/1/23, (Credit Support: FSA), Callable 8/1/15 @ 100(a)	1,600,000
1,800,000	Indian River County, FL, Revenue (St. Edwards School), 3.48%, 7/1/27, (LOC: Wachovia Bank N.A.)(a)	1,800,000
4,515,000	JEA Florida Water & Sewer System, Series A, 3.70%, 10/1/18, (Credit Support: MBIA), Callable 10/1/14 @ 100(a)	4,515,000
9,475,000	Marion County, FL, School Board Cop, 3.50%, 6/1/25, (Credit Support: AMBAC), Callable 6/1/15 @ 100(a)	9,475,000
6,800,000	Miami Dade County, FL, Water & Sewer Revenue, Series 2156, 3.50%, 10/1/15, (Credit Support: XLCA)(a)	6,800,000
6,470,000	Miami, FL, Health Facilities Authority Revenue (Jewish Home & Hospital), 3.44%, 8/1/26, (LOC: Suntrust Bank)(a)	6,470,000
1,000,000	Miami-Dade County, FL, Revenue, Series 11081, 3.50%, 4/1/25, (Credit Support: AMBAC), Callable 4/1/17 @ 100(a)	1,000,000
5,670,000	Miami-Dade County, FL, Revenue (Youth Fair & Exposition), 3.44%, 8/1/15, (LOC: Suntrust Bank)(a)	5,670,000
1,980,000	Orange County Housing Finance Authority, 3.50%, 6/1/25, (Credit Support: FNMA)(a)	1,980,000
2,500,000	Orange County, FL, Industrial Development Authority, 3.74%, 7/1/38, (LOC: Suntrust Bank)(a)	2,500,000
5,485,000	Orange County, FL, Revenue, Series 11196, 3.55%, 1/1/32, (Credit Support: FGIC), Callable 1/1/13 @ 100(a)	5,485,000
3,755,000	Palm Beach County, FL, Revenue (Palm Beach Day Academy), 3.48%, 1/1/37, (LOC: Wachovia Bank N.A.)(a)	3,755,000
4,200,000	Port Saint Lucie, FL, Utilities Revenue, Series D20, 3.50%, 9/1/27, (Credit Support: MBIA)(a)	4,200,000
3,000,000	Port Saint Lucie, FL, Utility Revenue, 3.50%, 9/1/22, (Credit Support: MBIA)(a)	3,000,000
6,065,000	Puttable Floating Option Tax-Exempt Receipts, Series 1164, 3.70%, 8/1/23, (Credit Support: FGIC), Callable 8/1/17 @ 100(a)	6,065,000
4,995,000	Tallahassee, FL, Revenue, Series 2069Z, 3.51%, 4/1/15, (Credit Support: MBIA)(a)	4,995,000
5,500,000	Tampa, FL, Revenue (Lifelink Foundation, Inc.), 3.44%, 8/1/22, (LOC: Suntrust Bank)(a)	5,500,000
3,755,000	Temple Terrace, FL, Revenue (Lifepath Hospice), 3.44%, 12/1/30, (LOC: Suntrust Bank)(a)	3,755,000

		104,955,000
Georgia – 6.19%
1,100,000	Athens-Clarke County, GA, Unified Government Development Authority, University of Goergia Athletic Assoc. Project, 3.74%, 8/1/33, (LOC: Bank of America N.A.)(a)	1,100,000
5,190,000	Bulloch County Development Authority, 3.70%, 8/1/26, (Credit Support: XLCA), Callable 8/1/15 @ 100(a)	5,190,000
2,000,000	City of Atlanta, GA, 3.50%, 1/1/33, (Credit Support: FSA), Callable 7/1/14 @ 100(a)	2,000,000
1,415,000	Clayton County, GA, Housing Authority (BS Partners L.P.), 3.46%, 9/1/26, (Credit Support: FNMA)(a)	1,415,000
4,540,000	Cobb County, GA, Development Authority Revenue (Institute Nuclear Power Operations), 3.44%, 2/1/13, (LOC: Suntrust Bank)(a)	4,540,000
3,000,000	Columbus, GA, Hospital Authority Revenue (St. Francis Hospital, Inc.), 3.44%, 1/1/18, (LOC: Suntrust Bank)(a)	3,000,000
2,400,000	Gainesville, GA, Redevelopment Authority Revenue (Brenau University, Inc.), 3.44%, 12/1/24, (LOC: Suntrust Bank)(a)	2,400,000
2,705,000	Gwinnett County, GA, Development Authority Revenue (Greater Atlanta Christian Schools), 3.44%, 4/1/18, (LOC: Suntrust Bank)(a)	2,705,000
7,790,000	Gwinnett County, GA, Development Authority Revenue (Wesleyan School, Inc.), 3.44%, 11/1/19, (LOC: Suntrust Bank)(a)	7,790,000
4,300,000	Macon-Bibb County, GA, Hospital Authority Revenue, 3.44%, 12/1/18, (LOC: Suntrust Bank)(a)	4,300,000

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$5,095,000	Milledgeville & Baldwin Counties, GA, Development Authority Revenue, Series 11125, 3.50%, 10/1/16, (Credit Support: AMBAC)(a)	$5,095,000
2,500,000	Northwestern Gwinnett County, GA, Facilities Corp. I Certificates Partnership, Rocs II R-11106, 3.50%, 6/15/29, (LOC: Dexia)(a)	2,500,000

		42,035,000
Illinois – 12.91%
4,070,000	Channahon, IL, Morris Hospital, Series B, 3.51%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	4,070,000
3,205,000	Channahon, IL, Morris Hospital, Series D, 3.51%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	3,205,000
9,965,000	Chicago O'hare International Airport Revenue, Series 2041, 3.52%, 1/1/33, (Credit Support: FGIC), Callable 1/1/16 @ 100(a)	9,965,000
4,500,000	Chicago, IL, Board of Education, Series C-1, 3.75%, 3/1/31, (Credit Support: FSA)(a)	4,500,000
3,000,000	Crestwood, IL, Redevelopment Revenue (135 & Cicero Redevelopment), 3.48%, 12/1/23, (LOC: Fifth Third Bancorp.)(a)	3,000,000
4,500,000	De Witt-Ford Counties, IL, Community College District NO. 540, Series 2075Q, 3.51%, 6/1/15, (Credit Support: FSA)(a)	4,500,000
2,745,000	Enhanced Return Puttable Floating Option, Series 1046, 3.60%, 3/1/22, (Credit Support: MBIA), Callable 3/1/17 @ 100(a)(b)	2,745,000
2,700,000	Galesburg, IL (Knox College), 3.50%, 7/1/24, (LOC: LaSalle Bank N.A.)(a)	2,700,000
4,800,000	Galesburg, IL, (Knox College), 3.45%, 3/1/31, (LOC: LaSalle Bank N.A.)(a)	4,800,000
8,135,000	Illinois Educational Facilities Authority, 3.40%, 7/1/29, (LOC: Bank of America N.A.)(a)	8,135,000
4,210,000	Illinois Health Facilities Authority Riverside Health System, Series B, 3.48%, 11/15/17, (LOC: LaSalle Bank N.A.)(a)	4,210,000
12,775,000	Illinois Municipal Electric Agency, 3.50%, 2/1/22, (Credit Support: FGIC), Callable 2/1/17 @ 100(a)	12,775,000
4,500,000	Illinois Municipal Electric Agency Power Supply, Putters, Series 2123, 3.54%, 2/1/15, (Credit Support: FGIC)(a)	4,500,000
2,670,000	Illinois State Finance Authority Revenue (Westside Health), 3.53%, 12/1/29, (LOC: LaSalle Bank N.A.)(a)	2,670,000
5,810,000	Illinois State Municipal Electric Agency, Series 3064, 3.55%, 2/1/27, (Credit Support: FGIC), Callable 2/1/17 @ 100(a)	5,810,000
3,610,000	Kendall Kane & Will Counties, IL, Community Unit School District #308 Putters, Series 1478, 3.54%, 4/1/15, (Credit Support: FSA)(a)	3,610,000
2,495,000	Regional Transportation Authority, IL, Merlots, Series A48, 3.50%, 6/1/18, (Credit Support: FSA)(a)	2,495,000
4,000,000	Will County, IL, Community Unit School District NO. 365, Series 10024Z, 3.51%, 11/1/25, (Credit Support: MBIA)(a)	4,000,000

		87,690,000
Indiana – 3.25%
4,365,000	Danville, IN, School Building Corp., Series 3051, 3.50%, 1/15/27, (Credit Support: FSA), Callable 7/15/16 @ 100(a)	4,365,000
3,780,000	Eclipse Funding Trust (Solar Eclipse-Carmel), 3.48%, 7/1/27, (Credit Support: MBIA), Callable 7/1/16 @ 100(a)	3,780,000
1,000,000	Indiana Health Facility Financing Authority, Capital Access Designated Pool, 3.15%, 1/1/20, (LOC: National City Corp.)(a)	1,000,000
2,130,000	Indiana State Health Facility Financing Authority (Aces-Deaconess Hospital, Inc.), 3.48%, 1/1/22, (LOC: Fifth Third Bancorp.)(a)	2,130,000
4,295,000	Indiana State Hospital Equipment Financing Authority, Series A, 3.18%, 12/1/15, (Credit Support: MBIA)(a)	4,295,000
2,050,000	Indiana State Municipal Power Agency, Series A, 3.48%, 1/1/18, (LOC: Dexia)(a)	2,050,000
1,200,000	Petersburg, IN, 3.25%, 1/1/23, (Credit Support: AMBAC)(a)	1,200,000
3,240,000	Puttable Floating Option Tax-Exempt Receipts, Series 4111, 3.70%, 12/1/23, (Credit Support: FGIC), Callable 12/1/16 @ 100(a)(b)	3,240,000

		22,060,000
Iowa – 1.31%
1,770,000	Iowa State Higher Education Loan Authority Revenue (Palmer Chiropractic), 3.53%, 4/1/27, (LOC: LaSalle Bank N.A.)(a)	1,770,000

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$5,000,000	Iowa State School Cash Anticipation Program, Series B, 4.25%, 1/25/08, (Credit Support: FSA, State Aid Withholding)	$5,002,038
2,150,000	Woodbury County, IA, Revenue (Siouxland Medical Education Foundation), 3.47%, 11/1/16, (LOC: U.S. Bank N.A.)(a)	2,150,000

		8,922,038
Kansas – 1.42%
3,215,000	Olathe, KS, Recreational Facilities, YMCA Greater Kansas City, Project B, 3.53%, 11/1/18, (LOC: Bank of America N.A.)(a)	3,215,000
1,395,000	Olathe, KS, Revenue, Series A, 3.78%, 9/1/32, (Credit Support: AMBAC)(a)	1,395,000
5,015,000	Reno County, KS, Unified School District NO. 308, Series 1681, 3.51%, 3/1/15, (Credit Support: MBIA)(a)	5,015,000

		9,625,000
Louisiana – 0.62%
1,200,000	South Louisiana Port Commission, 3.10%, 7/1/18, (LOC: Bank of New York)(a)	1,200,000
1,000,000	St. Tammany Parish Finance Authority, 3.52%, 12/1/39, (Credit Support: GNMA, FNMA, FHLMC), Callable 12/1/16 @ 103(a)	1,000,000
2,000,000	Tobacco Settlement Financing Corp., New Jersey, Series 2257, 3.52%, 5/15/39, Callable 5/15/11 @ 101(a)	2,000,000

		4,200,000
Michigan – 1.62%
2,890,000	Dearborn School District, MI, 3.70%, 5/1/22, (Credit Support: FSA, Q-SBLF), Callable 5/1/12 @ 100(a)	2,890,000
3,500,000	Detroit, MI, 3.55%, 7/1/33, (Credit Support: FGIC), Callable 7/1/16 @ 100(a)	3,500,000
1,490,000	Ecorse, MI, Public School District Revenue, Series 7520, 3.50%, 5/1/22, (Credit Support: FSA, Q-SBLF), Callable 5/1/15 @ 100(a)	1,490,000
1,060,000	Macomb County, MI, Hospital Finance Authority Revenue, Series A-1, 3.78%, 10/1/20, (LOC: Comerica Bank)(a)	1,060,000
1,000,000	Michigan State Building Authority Revenue, Series 550, 3.50%, 10/15/24, (Credit Support: AMBAC, MBIA)(a)	1,000,000
1,100,000	Michigan Strategic Fund Limited, Detroit Symphony Project, Series B, 3.75%, 6/1/31, (LOC: Lasalle Bank Midwest)(a)	1,100,000

		11,040,000

Minnesota – 3.38%
8,035,000	Burnsville, MN, Revenue (Southwind Apartments), 3.50%, 1/1/35, (Credit Support: FHLMC)(a)	8,035,000
4,995,000	Inver Grove Heights, MN, Revenue, 3.50%, 5/15/35, (Credit Support: FNMA)(a)	4,995,000
680,000	Minneapolis, MN, Revenue (Catholic Charities), 3.50%, 11/1/16, (LOC: Wells Fargo Bank N.A.)(a)	680,000
1,200,000	Minnetonka, MN, Revenue (Minnetonka Hills Apartments), 3.50%, 11/15/31, (Credit Support: FNMA)(a)	1,200,000
5,730,000	Oak Park Heights, MN, Revenue (Boutwells Landing), 3.50%, 11/1/35, (Credit Support: FHLMC)(a)	5,730,000
1,325,000	Spring Lake Park, MN, Revenue (Oak Crest Apartments), 3.50%, 2/15/33, (Credit Support: FNMA)(a)	1,325,000
1,000,000	St. Paul, MN, Port Authority Revenue, Series 14U, 3.50%, 3/1/24, (LOC: Dexia)(a)	1,000,000

		22,965,000
Mississippi – 2.02%
6,800,000	Mississippi Business Financing Corp. MS Gulf Opportunity Zone, SG Resources MS LLC, Project, 3.44%, 5/1/32, (LOC: Suntrust Bank)(a)	6,800,000
6,920,000	Mississippi State Business Finance Corp., Jackson Academy Project, 3.46%, 8/1/25, (LOC: AmSouth Bank)(a)	6,920,000

		13,720,000
Missouri – 2.99%
4,000,000	Independence, MO, Industrial Development Authority (The Mansions), 3.47%, 8/1/35, (Credit Support: FHLMC)(a)	4,000,000
2,435,000	Missouri State Development Finance Board, 3.75%, 6/1/33, (LOC: U.S. Bank N.A.)(a)	2,435,000
8,475,000	Missouri State Joint Municipal Electric Utility Commission, Series 11148, 3.50%, 1/1/34, (Credit Support: AMBAC), Callable 1/1/16 @ 100(a)	8,475,000
1,000,000	Puttable Floating Option Tax-Exempt Receipts, Series 4115, 3.70%, 4/1/27, (Credit Support: XLCA), Callable 4/1/17 @ 100(a)(b)	1,000,000
4,410,000	SCA Tax Exempt Trust, Series 2525, 3.61%, 1/1/30, (Credit Support: FSA)(a)	4,410,000

		20,320,000

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
Nebraska – 0.19%
$1,290,000	Omaha, NE, Convention Hotel Corp., Series 11095, 3.50%, 2/1/35, (Credit Support: AMBAC), Callable 2/1/17 @ 100(a)	$1,290,000

New Hampshire – 0.35%
2,400,000	New Hampshire Health & Education Facilities Authority, 3.50%, 10/1/26, (Credit Support: AMBAC)(a)	2,400,000

New Mexico – 0.53%
3,630,000	New Mexico Finance Authority, Cigarette Tax Unm Health, Series B, 3.43%, 4/1/19, (Credit Support: MBIA)(a)	3,630,000

North Carolina – 1.04%
1,500,000	North Carolina Medical Care Commission, 3.48%, 9/1/33, (LOC: Bank of America N.A.)(a)	1,500,000
5,570,000	North Carolina State Medical Care Commission (Angel Medical Center), 3.48%, 4/1/31, (LOC: Wachovia Bank N.A.)(a)	5,570,000

		7,070,000
Ohio – 2.12%
5,325,000	Deutsche Bank, Series 244, 3.51%, 1/1/22, (Credit Support: FSA), Callable 1/1/17 @ 100(a)	5,325,000
8,620,000	Puttable Floating Option Tax-Exempt Receipts, 3.52%, 9/15/23, (Credit Support: MBIA), Callable 3/15/16 @ 100(a)	8,620,000
445,000	Warren County, OH, Health Care Facilities Revenue, Series B, 3.46%, 7/1/23, (LOC: Fifth Third Bancorp.)(a)	445,000

		14,390,000
Oklahoma – 0.72%
4,900,000	Payne County, OK, Economic Development Authority (Osuf Phase III), 3.48%, 7/1/32, (Credit Support: AMBAC)(a)	4,900,000

Pennsylvania – 5.04%
1,065,000	Allegheny County, PA, Industrial Development Authority (Oakland Catholic High School), 3.42%, 6/1/38, (LOC: PNC Bank N.A.)(a)	1,065,000
5,535,000	Chester County, PA, Industrial Development Authority (Archidiocese Philadelphia), 3.67%, 7/1/31, (LOC: Wachovia Bank N.A.)(a)	5,535,000
6,120,000	City of Philadelphia, PA, 3.50%, 9/15/20, (Credit Support: FSA), Callable 3/15/11 @ 100(a)	6,120,000
11,000,000	Dauphin County, PA, 3.42%, 11/15/23, (Credit Support: XLCA)(a)	11,000,000
2,300,000	Philadelphia Authority For Industrial Development Newcourtland Elder Services Project, 3.67%, 3/1/27, (LOC: PNC Bank N.A.)(a)	2,300,000
2,210,000	Pittsburgh, PA, Urban Redevelopment Authority Revenue, Series 752, 3.50%, 12/1/27, (Credit Support: AMBAC), Callable 6/1/12 @ 100(a)	2,210,000
6,000,000	Wilkes-Barre, PA, Finance Authority Revenue (King College), 3.42%, 5/1/37, (LOC: PNC Bank N.A.)(a)	6,000,000

		34,230,000
Rhode Island – 0.47%
3,200,000	Rhode Island State Health & Educational Building Corp., 3.51%, 6/1/37, (LOC: Bank of America N.A.)(a)	3,200,000

South Carolina – 0.34%
2,300,000	South Carolina Transportation Infrastructure Bank, SC, 3.54%, 4/1/12, (Credit Support: AMBAC)(a)	2,300,000

Tennessee – 3.14%
9,385,000	City of Memphis, TN, Electric System, Rocs RR II R-11188, 3.50%, 12/1/17, (Credit Support: MBIA), Callable 12/1/13 @ 100(a)	9,385,000
3,465,000	Memphis, TN, Series 1808, 3.54%, 4/1/15, (Credit Support: FGIC)(a)	3,465,000
1,340,000	Memphis-Shelby County, TN, Industrial Development Board Boys & Girls Club, Series A, 3.44%, 1/1/28, (LOC: Suntrust Bank)(a)	1,340,000
2,755,000	Montgomery County Public Building Authority,TN, 3.74%, 4/1/32, (LOC: Bank of America N.A.)(a)	2,755,000
4,400,000	Pulaski & Giles Counties, TN, Industrial Development Board (Martin Methodist College), 3.47%, 1/1/24, (LOC: AmSouth Bank)(a)	4,400,000

		21,345,000
Texas – 10.34%
2,385,000	Aldine, TX, Independent School District, Series 1950, 3.51%, 2/15/15, (Credit Support: PSF)(a)	2,385,000
3,615,000	Austin Trust Various States (Bank of America), Series 2007-182, 3.50%, 8/15/28, (Credit Support: PSF), Callable 8/15/17 @ 100(a)	3,615,000
3,030,000	Bexar County, TX, Housing Finance Corp., Series A-1, 3.15%, 2/15/30, (Credit Support: FNMA)(a)	3,030,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$3,890,000	Colony, TX, Putters, Series 2074, 3.50%, 8/15/15, (Credit Support: XLCA)(a)	$3,890,000
3,855,000	Crawford, TX, Education Facilities Corp. (Woodlands Academy Prep School), 3.55%, 6/1/18, (LOC: U.S. Bank N.A.)(a)	3,855,000
2,995,000	Del Valle, TX, Independent School District, Series 1946, 3.50%, 8/15/14, (Credit Support: PSF)(a)	2,995,000
3,295,000	El Paso, TX, Independent School District, Series 2230, 3.51%, 8/15/15, (Credit Support: PSF)(a)	3,295,000
5,320,000	Houston, TX, Revenue, Series 6078, 3.51%, 3/1/13, (Credit Support: AMBAC)(a)	5,320,000
1,380,000	North East Independent School District, TX, 3.70%, 2/1/22, (Credit Support: PSF), Callable 8/1/15 @ 100(a)	1,380,000
2,350,000	North East Independent School District, TX, 3.51%, 2/1/18, (Credit Support: PSF)(a)	2,350,000
6,070,000	Panhandle Independent School District, Series 2073, 3.50%, 8/15/15, (Credit Support: PSF)(a)	6,070,000
4,525,000	Puttable Floating Option Tax-Exempt Receipts, Series 210, 3.70%, 2/15/25, (Credit Support: PSF), Callable 2/15/17 @ 100(a)	4,525,000
4,830,000	Puttable Floating Option Tax-Exempt Receipts, Series 1111, 3.70%, 3/1/22, (Credit Support: FSA), Callable 3/1/17 @ 100(a)	4,830,000
1,470,000	Splendora, TX, Higher Education Facilities Corp.(Bend Baptist), Series A, 3.42%, 12/1/26, (LOC: Wells Fargo Bank N.A.)(a)	1,470,000
17,500,000	Texas State Tax and Revenue Anticipation Notes, 4.50%, 8/28/08	17,591,455
1,035,000	United Independent School District, TX, 3.70%, 8/15/24, (Credit Support: PSF), Callable 8/15/15 @ 100(a)	1,035,000
2,635,000	Victoria, TX, Independent School District, Series 1947, 3.51%, 2/15/15, (Credit Support: PSF)(a)	2,635,000

		70,271,455
Utah – 1.43%
2,800,000	Duchesne County, UT, School District Municipal Building Authority, 3.47%, 6/1/21, (LOC: U.S. Bank N.A.)(a)	2,800,000
4,400,000	Jordanelle Special Service District, UT, 3.42%, 9/1/25, (LOC: Wells Fargo Bank N.A.)(a)	4,400,000
805,000	Sanpete County, UT, Revenue (Wasatch Academy), 3.47%, 8/1/28, (LOC: U.S. Bank N.A.)(a)	805,000
1,700,000	Utah Transportation Authority Sales Tax Revenue, Series B, 3.70%, 6/15/36, (LOC: Fortis Bank SA/NV)(a)	1,700,000

		9,705,000
Vermont – 0.58%
3,910,000	Vermont State Municipal Bond Bank, Series 7061, 3.50%, 12/1/26, (Credit Support: FSA), Callable 12/1/17 @ 100(a)	3,910,000

Virginia – 2.87%
5,000,000	Tobacco Settlement Financing Corp., VA, Series 2159, 3.53%, 6/1/47, Callable 6/1/17 @ 100(a)	5,000,000
14,500,000	Virginia State Small Business Financing Authority Revenue (Friendship Foundation), 3.48%, 7/1/22, (LOC: Wachovia Bank N.A.)(a)	14,500,000

		19,500,000
Washington – 1.49%
5,005,000	Grant County, WA, Public Utility District NO. 2, Series 4088, 3.50%, 1/1/37, (Credit Support: MBIA), Callable 1/1/17 @ 100(a)	5,005,000
300,000	Richland, WA, Revenue, 3.50%, 12/1/21, (LOC: Bank of America N.A.)(a)	300,000
3,830,000	Washington Health Care Facilities Authority, WA, 3.53%, 8/1/26, (LOC: Bank of America N.A.)(a)	3,830,000
965,000	Washington State Housing Finance Commission (Annie Wright School), 3.55%, 12/1/23, (LOC: Bank of America N.A.)(a)	965,000

		10,100,000
West Virginia – 0.30%
2,065,500	West Virginia State Water Development Authority Revenue, Series 1360, 3.50%, 11/1/35, (Credit Support: FSA), Callable 11/1/15 @ 100(a)	2,065,500

Wisconsin – 3.58%
6,640,000	Green Bay, WI, Revenue, Series 134, 3.70%, 11/1/29, (Credit Support: FSA), Callable 11/1/19 @ 100(a)	6,640,000
6,000,000	Wisconsin Health & Educational Facilities Authority, Series 2187, 3.52%, 8/15/34, Callable 8/15/16 @ 100(a)	6,000,000
5,800,000	Wisconsin Health & Educational Facilities Authority (Beloit College Project), 3.80%, 6/1/37, (Credit Support: XLCA)(a)	5,800,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Instutional Tax Free Money Market Fund

December 31, 2007 (Unaudited)

Principal Amount		Value
$2,200,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series C, 3.75%, 4/1/28, (LOC: M&I Bank)(a)	$2,200,000
2,175,000	Wisconsin State Municipalities Private School Finance Commission (Fox Valley Lutheran High School), 3.55%, 3/1/23, (LOC: U.S. Bank N.A.)(a)	2,175,000
1,495,000	Wisconsin State Revenue, Series 1508, 3.70%, 5/1/10, (Credit Support: FGIC)(a)	1,495,000

		24,310,000
Wyoming – 0.71%
4,800,000	Sweetwater County, WY, Revenue, Series A, 3.48%, 7/1/15, (LOC: Barclays Bank PLC)(a)	4,800,000

Total Municipal Bonds		674,594,591
(Cost $674,594,591)

Commercial Paper – 0.90%

Florida – 0.90%
6,100,000	Cape Coral, FL, 3.72%, 1/10/08	6,100,000

Total Commercial Paper		6,100,000
(Cost $6,100,000)

Shares
Investment Company – 0.18%
1,240,539	Federated Tax Exempt Money Market Fund	1,240,539

Total Investment Company		1,240,539
(Cost $1,240,539)

Total Investments		681,935,130
(Cost $681,935,130) (c) – 100.39%

Liabilities in excess of other assets – (0.39)%		(2,670,064)

NET ASSETS – 100.00%		$679,265,066

(a)  Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c) Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:
AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.
FGIC – Federal Guaranty Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA –Federal National Mortgage Association
FSA – Financial Security Assurance Inc.
GNMA – Government National Mortgage Association
GO – General Obligation IDA - Industrial Development Authority
LOC – Letter of Credit
LLC – Limited Liability
MBIA – Insured by Municipal Bond Insurance Organization Association
PLC – Public Liability Co
PSF – Permanent School Fund
XLCA – XL Capital Assurance
REIT – Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Treasury Plus Money Market Fund

December 31, 2007(Unaudited)

Principal Amount		Value
Repurchase Agreement – 100.76%
$2,040,000	Deutsche Bank Securities dated 12/31/07; due 1/2/08 at 1.50% with maturity value of $2,040,170 (fully collateralized by	$2,040,000
	U.S. Government National Mortgage Association with maturity date of 2/15/36 at rate of 1.00%)

Total Repurchase Agreement		2,040,000
(Cost $2,040,000)

Shares
Investment Company – 0.62%
12,584	Wells Fargo Treasury Plus Institutional Money Market	12,584

Total Investment Company		12,584
(Cost $12,584)

Total Investments		2,052,584
(Cost $2,052,584) (a) – 101.38%

Liabilities in excess of other assets – (1.38)%		(28,024)

NET ASSETS – 100.00%		$2,024,560

(a)  Tax cost of securities is equal to book cost of securities.

See notes to Schedules of Portfolio Investments.

1

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2007 (Unaudited)

1. ORGANIZATION

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004.Tamarack operates the following fifteen separate series (individually, a “Fund” and collectively, the “Funds”), each with its own investment objectives and strategies:

- Tamarack Large Cap Growth Fund (“Large Cap Growth Fund”)

- Tamarack Mid Cap Growth Fund (“Mid Cap Growth Fund”)

- Tamarack SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- Tamarack Enterprise Fund (“Enterprise Fund”)

- Tamarack Small Cap Core Fund (“Small Cap Core Fund”)

- Tamarack Value Fund (“Value Fund”)

- Tamarack Microcap Value Fund (“Microcap Value Fund”)

- Tamarack Quality Fixed Income Fund (“Quality Fixed Income Fund”)

- Tamarack Tax-Free Income Fund (“Tax-Free Income Fund”)

- Tamarack Prime Money Market Fund (“Prime Money Market Fund”)

- Tamarack U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

- Tamarack Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

- Tamarack Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”)

- Tamarack Institutional Tax-Free Money Market Fund (“Institutional Tax-Free Money Market Fund”)

- Tamarack Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”)

Voyageur Asset Management, Inc. (“Voyageur”) acts as the investment advisor for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedule of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

SECURITY VALUATION:

Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the (“Valuation Time”). Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated (“Value Date”), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees’ (the “Board”) approved pricing and valuation procedures that Tamarack has established to estimate a security’s fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation.

The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, from a pricing service, the Board has approved pricing and valuation procedures to determine a security’s fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, a Money Market Fund will use pricing and valuation procedures approved by the Board to determine a security’s fair value.

Money Market Funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service, Inc. The Money Market Funds do not invest in any unrated securities.

As of December 31, 2007, the book cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund (except the Money Markets Funds) were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Large Cap Growth Fund	$90,989,423	$24,804,367	$(3,318,806)	$21,485,561
Mid Cap Growth Fund	$88,629,647	$27,970,024	$(5,239,290)	$22,730,734
SMID Cap Growth Fund	$8,506,748	$1,995,253	$(522,162)	$1,473,091
Enterprise Fund	$246,516,738	$89,151,543	$(41,348,288)	$47,803,255
Small Cap Core	$44,652,142	$17,457,168	$(4,726,153)	$12,731,015
Value Fund	$216,535,797	$34,652,557	$(6,299,974)	$28,352,583
Microcap Value Fund	$306,688,061	$83,765,124	$(56,328,229)	$27,436,895
Quality Fixed Income Fund	$50,718,838	$392,368	$(875,969)	$(483,601)
Tax-Free Income Fund	$16,898,289	$473,840	$(90,556)	$383,284

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, when they are recorded on trade date.

FINANCIAL INSTRUMENTS:

The Funds may enter into futures contracts in an effort to manage the duration of the Portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

The Tamarack Quality Fixed Income Fund had the following open futures contracts at December 31, 2007:

Type	Number of Contracts	Expiration Date	Unrealized App/(Dep)
U.S. Treasury Long Note	15	March-08	$7,969
U.S. Treasury Long Note	10	March-08	$6,250
U.S. Treasury Long Bond	5	March-08	$(6,328)
U.S. Treasury Long Bond	24	March-08	$(14,438)
U.S. Treasury Long Bond	1	March-08	$(617)

The Funds may engage in when-issued transactions. The Funds would record when-issued securities on trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin accruing interest on the settlement date. When-issued securities are identified in the Schedule of Portfolio Investments.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) that are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

CREDIT ENHANCEMENT:

Certain obligations held in the portfolio have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA).

Item 2.   Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	February 27, 2008

By (Signature and Title)*	/s/ James Gallo
James Gallo, Treasurer

Date	February 28, 2008

* Print the name and title of each signing officer under his or her signature.